UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-09025
New Covenant Funds
(Exact name of registrant as specified in charter)
200 East Twelfth Street, Jeffersonville, IN 47130

(Address of principal executive offices) (Zip code)
BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-858-6127
Date of fiscal year end: June 30
Date of reporting period: December 31, 2006

Item 1. Reports to Stockholders.

NEW COVENANT
FUNDS
Funds with a Mission

Semi-Annual Report
December 31, 2006

The earth is the Lord's and all that is in it.
PSALM 24:1

You can get free copies of reports and the SAI, or request other information and discuss your questions about the Funds by contacting a broker that sells the Funds, or by contacting the Funds at:
New Covenant Funds
3435 Stelzer Road
Columbus, OH 43219
Telephone: 800-858-6127
Internet: http://www.NewCovenantFunds.com
You can review and get copies of the Funds’ reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:
•	For a duplicating fee: by writing the Public Reference Section of the Commission, Washington, DC 20549-6009, by calling 202-942-8090, or by electronic request by e-mailing the SEC at the following address: publicinfo@sec.gov

•	Free from the Commission’s website at http://www.sec.gov.

to our shareholders
NEW COVENANT FUNDS
December 31, 2006
Dear Shareholders:
We are pleased to present this semi-annual report for the six-month period between July 1 and December 31, 2006. Economic growth moderated during that period, while the stock and bond markets posted strong gains.
The Federal Reserve Board (the “Fed”) entered July concerned that historically high energy prices would lead to rising inflation. The Fed immediately prior to this six-month period, raised its target short-term interest rate, the Federal Funds rate, to 5.25%, marking the 17th consecutive quarter-point rate increase since June, 2004. That policy was designed to constrain inflation by removing monetary stimulus from the economy.
The housing market experienced a dramatic downturn that weighed on economic growth. Meanwhile, energy prices declined substantially. Those factors, along with the Fed’s prior interest-rate increases, reduced the inflationary pressure on the economy. The Federal Reserve as a result saw fit to leave interest rates unchanged during the second half of 2006.
The large decline in energy prices boosted consumers’ discretionary income, and combined with healthy employment growth to support solid consumer spending. Business spending also held up well, as corporations with very strong balance sheets invested in hiring and other expansion-related activity. Those factors helped the economy continue to grow at a moderate pace, despite the effects of the housing slowdown and somewhat restrictive short-term interest rates.
Stocks rallied in that environment. The equity markets began the period at a low point, after concerns about inflation, interest rates and economic growth led to a spring swoon. Conditions improved during the second half of 2006, allowing the Standard & Poor’s 500 index1 (“S&P 500”) to post positive returns during the last five months of the year, the first time that had occurred since 1996.
Investors bid up equities in the expectation that falling energy prices would decrease the likelihood of higher inflation, potentially allowing the Federal Reserve to reduce interest rates during the coming months. A surge in merger-and-acquisition activity also boosted stock returns. Large-capitalization stocks outperformed smaller shares by a slight margin, possibly marking a shift in market leadership following smaller stocks’ seven-year run.
Telecommunications stocks posted strong gains. A wave of consolidation and healthy profit growth attracted investors to the sector, which had largely stagnated following the bear market earlier in the decade. Financial stocks also rallied, as they typically do after the Federal Reserve completes an interest-rate tightening cycle. The gains in those sectors helped value indices dramatically outperform growth-oriented benchmarks during the period. A large number of private-equity buyouts also boosted value stocks, which are more likely than growth stocks to be the subject of buyout offers. Among growth stocks, technology shares rebounded on projections for solid corporate technology spending, while consumer discretionary shares benefited from healthier-than-expected consumer spending.
Foreign stocks generally outperformed the U.S. market, as investors prized the brighter economic growth outlook overseas. Emerging markets posted particularly strong returns, in part because of strong demand for raw materials from China and other fast-growing foreign economies.
The Federal Reserve’s decision to stop raising short-term interest rates, and investors’ anticipation of future rate decreases, helped the bond market post good gains. Stronger-than-expected economic growth late in the period led investors to reconsider some of their assumptions about a potential rate cut, however, leading to a modest pullback toward the end of 2006. Corporate bonds and mortgage- and asset-backed securities outperformed Treasury issues of comparable maturities during the period.
The New Covenant Growth Fund
The New Covenant Growth Fund gained 11.06% during the six-month period ended December 31, 2006, compared to a 12.73% return for the Fund’s benchmark, the S&P 500.
This Fund takes a core-satellite approach to diversification, by investing the majority of the Fund’s assets in a core portfolio and adding satellite portfolios of value, growth and international stocks. The Fund also spreads its assets among small-, mid- and large-cap shares to gain exposure to the broad equity market.2

Average Annual	New Covenant
Total Returns	Growth Fund

Latest Quarter*	6.62%
Year to Date*	13.42%
1 Year	13.42%
3 Years	10.46%
5 Years	6.26%
10 Years	5.72%
That diversification hurt returns relative to the benchmark during the six-month period. The Fund’s allocation to growth stocks weighed on relative performance, as did its positions in small caps. Stock selection by managers of some of the Fund’s underlying portfolios also detracted from returns versus the benchmark. Conversely, the Fund’s allocations to international stocks and value shares boosted relative returns.2
The New Covenant Income Fund
The New Covenant Income Fund returned 4.64% during the six-month period ended December 31, 2006, compared to a 5.09% return for its benchmark, the Lehman Aggregate Bond Index.3
The Fund held an underweight position in corporate bonds. That strategy dragged on relative performance as corporate securities outperformed Treasuries. Security selection within the corporate bond sector also weighed on performance against the benchmark. An overweight position in mortgage-backed securities helped relative returns, as those securities performed well.2

Average Annual	New Covenant
Total Returns	Income Fund

Latest Quarter*	1.06%
Year to Date*	3.90%
1 Year	3.90%
3 Years	3.20%
5 Years	4.54%
10 Years	5.42%

to our shareholders (continued)
NEW COVENANT FUNDS
December 31, 2006
The New Covenant Balanced Growth Fund
The New Covenant Balanced Growth Fund gained 8.52% during the six-month period ended December 31, 2006, compared to a 9.63% return for its benchmark, a composite index that is comprised of a 60% weighting in the S&P 500 and a 40% weighting in the Lehman Aggregate Bond Index.
A modestly overweight position in stocks throughout the period helped the Fund’s returns against its benchmark, as stocks in general outperformed bonds. The slight underperformance of the Fund’s stock and bond allocations versus their respective benchmarks weighed on relative returns, however. As of December 31, 2006, the Fund held 63.4% of its investments in the Growth Fund and 35.0% in the Income Fund.2

New Covenant
Average Annual	Balanced
Total Returns	Growth Fund

Latest Quarter*	4.48%
Year to Date*	9.73%
1 Year	9.73%
3 Years	7.59%
5 Years	5.89%
10 Years	6.01%
The New Covenant Balanced Income Fund
The New Covenant Balanced Income Fund gained 6.91% during the six-month period ended December 31, 2006, compared to a 7.73% return for its benchmark, a composite index with a 35% allocation to the S&P 500 and a 65% allocation to the Lehman Aggregate Bond Index.
The Balanced Income Fund, like the Balanced Growth Fund, held a slightly overweight allocation to stocks during the period under review. As of the end of the period, the Fund held 39.2% of its investments in the Growth Fund, with 59.5% of its investments in the Income Fund. That overweight equity stake buoyed the Fund’s relative performance. That said, lagging returns in the Fund’s stock and bond allocations offset the positive contribution of the Fund’s equity weighting.2

New Covenant
Average Annual	Balanced
Total Returns	Income Fund

Latest Quarter*	3.11%
Year to Date*	7.37%
1 Year	7.37%
3 Years	5.82%
5 Years	5.46%
10 Years	5.78%
George W. Rue III
Senior Vice President and Chief Investment Officer
NCF Investment Department of
     New Covenant Trust Company, N.A.4
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 877-835-4531 or visit our website at www.NewCovenantFunds.com.

*	Aggregate total return.

**	The performance information for all of the New Covenant Funds reflects performance prior to the July 1, 1999 inception date of the Funds. It represents performance records of the private pools previously managed by the Presbyterian Church (U.S.A.) Foundation, the predecessor entity to the Advisor. These private pools had investment objectives and policies in all material respects equivalent to those of the Funds. They were not subject to the requirements of the Investment Company Act of 1940 or the Internal Revenue Code of 1986, which may adversely affect performance results. The performance has been restated to reflect the total expenses of the Funds.

[1]	The Standard & Poor’s 500 Composite Index of stocks is an unmanaged, capitalization weighted index that measures the performance of 500 large-capitalization stocks representing all major industries. It is not possible to invest directly in any index.

[2]	Portfolio composition is subject to change.

[3]	The Lehman Aggregate Bond Index is an unmanaged index of U.S. bonds, which includes reinvestment of any earnings. It is widely used to measure the overall performance of the U.S. bond market. It is not possible to invest directly in any index.

[4]	A subsidiary of the Presbyterian Foundation.
Portfolio Allocation (unaudited) (subject to change)
GROWTH FUND: ***

Percentage of
Security Allocation	Value of Investments

Financials	21.0%
Information Technology	18.0%
Health Care	15.9%
Consumer Discretionary	13.8%
Industrials	12.0%
Energy	7.9%
Consumer Staples	5.7%
Telecommunications	2.2%
Materials	1.9%
Utilities	1.6%

Total	100%
BALANCED GROWTH FUND:

Percentage of
Security Allocation	Value of Investments

Investment Companies	98.5%
Cash Equivalents	1.5%

Total	100%
INCOME FUND:***

Percentage of
Security Allocation	Value of Investments

Government Agency/MBS	43.4%
Non-Government Agency/MBS	17.6%
Corporates	14.3%
Treasuries	13.8%
Asset Backed	1.6%
Cash	7.9%
Investment Companies	1.4%

Total	100%
BALANCED INCOME FUND:

Percentage of
Security Allocation	Value of Investments

Investment Companies	98.7%
Cash Equivalents	1.3%

Total	100%

*** Amounts do not include investments held as collateral for loaned securities.

portfolio of investments
NEW COVENANT GROWTH FUND
December 31, 2006
(Unaudited)

		Value
Shares		(Note 2)

COMMON STOCKS (97.9%):
	Advertising (1.1%)
342,300	Interpublic Group of Cos., Inc.(b) (L)	$4,189,752
6,600	Live Nation, Inc.(b)	147,840
60,600	Omnicom Group, Inc.	6,335,124
7,663	PagesJaunes SA	152,262

		10,824,978

	Aerospace (0.1%)
3,000	Armor Holdings, Inc.(b) (L)	164,550
29,700	Empresa Brasileira de Aeronautica SA (R)	306,881
2,800	Empresa Brasiliera de Aeronautica SA — ADR	115,948

		587,379

	Automotive (1.4%)
4,700	Aftermarket Technology Corp.(b) (L)	100,016
5,500	Bayerische Motoren Werke AG	316,175
29,400	BorgWarner, Inc.	1,735,188
9,500	DaimlerChrysler AG	587,832
52,500	Goodyear Tire & Rubber Co.(b) (L)	1,101,975
106,100	Honda Motor Co. Ltd. (L)	4,195,194
26,000	NGK Spark Plug Co.	488,837
80,100	Nissan Motors	963,432
15,550	Noble International, Ltd.	311,777
2,100	Renault SA	251,964
3,300	Scania AB, Class B	232,024
31,400	Suzuki Motor Corp.	885,546
14,180	Tenneco Automotive, Inc.(b)	350,530
41,800	Trw Automotive Holdings Corp.(b)	1,081,366
6,300	Volkswagen AG	714,029
3,600	Volkswagen AG PFD	268,040

		13,583,925

	Banking (6.4%)
20,942	ABN AMRO Holdings NV	672,351
48,900	ABSA Group, Ltd.	868,738
111,008	Akbank Turk Anonim Sirketi	674,678
48,000	Banca Intesa Spa	370,234
77,900	Banco Bilbao Vizcaya	1,873,445
46,100	Banco Santander Central Hispano SA	859,467
368,191	Bank of America Corp.	19,657,717
101,400	Bank of East Asia Ltd.	574,351
8,000	Bank of Yokohama Ltd.	62,582
7,500	Banque Nationale de Paris	817,303
16,500	Barclays Plc	235,710
125,000	BOC Hong Kong (Holdings) Ltd.	339,145
3,500	Canadian Imperial Bank of Commerce	295,728
498,000	China Construction Bank (R)	316,977
9,700	Citizens Banking Corp.	257,050
13,000	City Holding Co. (L)	531,570
45,400	Comerica, Inc.	2,664,072
6,409	Commerzbank AG	242,944
25,700	Corus Bankshares, Inc. (L)	592,899
6,350	Credit Suisse Group	443,574
18,600	Depfa Bank Plc	332,546
2,200	Deutsche Bank AG	294,652
2,000	Downey Financial Corp. (L)	145,160
13,500	East West Bancorp, Inc. (L)	478,170
8,200	Farmers Capital Bank Corp. (L)	279,866
2,920	First Citizens Bancshares, Inc., Class A (L)	591,709
5,900	First Community Bancorp (L)	308,393
7,500	First Regional Bancorp(b) (L)	255,675
8,200	Flagstar Bancorp, Inc. (L)	121,688
14,400	Fortis	613,449
12,000	HSBC Holdings Plc	218,626
231,000	Industrial and Commerical Bank of China(b) (R)	143,467
48,056	JP Morgan Chase & Co.	2,321,105
2,600	Kazkommertsbank(b)	60,580
24,082	Kookmin Bank — ADR(b)	1,941,972
34,200	Lloyds TSB Group Plc	382,484
6,432	Macquarie Bank Ltd.	400,049
33	Mitsubishi Tokyo Financial Group, Inc.	407,168
72	Mizuho Financial Group, Inc.	513,681
841,500	PT Bank Mandiri	271,482
14,600	R & G Financial Corp., Class B (L)	111,690
41,100	Royal Bank of Scotland Group Plc	1,602,949
8,200	SanPaolo IMI Spa	190,285
3,400	SCBT Financial Corp. (L)	141,882
2,800	Signature Bank(b)	86,744
3,780	Societe Generale	640,931
49,300	Standard Bank	661,609
14,000	Standard Chartered Plc	408,759
267	Sumitomo Mitsui Financial Group	2,734,094
9,900	SVB Financial Group(b) (L)	461,538
80,001	Turkiye Garanti Bankasi AG	264,597
209,400	U.S. Bancorp	7,578,186
15,000	United Overseas Bank Ltd.	189,712
43,100	Wachovia Corp.	2,454,545
70,400	Wells Fargo & Co.	2,503,424
4,200	Wintrust Financial Corp. (L)	201,684

		62,665,086

	Chemicals (1.1%)
2,900	Arch Chemicals, Inc.	96,599
5,900	CF Industries Holdings, Inc. (L)	151,276
12,500	Dow Chemical Co.	499,250
7,200	FMC Corp.	551,160
7,200	Imperial Chemical Industries Plc	63,686
6,200	Innospec, Inc. (L)	288,610
154,200	Lyondell Chemical Co.	3,942,894
81,100	Mosaic Co., Inc.(b) (L)	1,732,296
9,700	Nitto Denko Corp.	485,244
7,500	Pioneer Cos., Inc.(b)	214,950
7,600	Potash Corp. of Saskatchewan, Inc.	1,090,940
27,700	Symyx Technologies, Inc(b)	598,043
12,300	Takeda Chemical Industries	843,470
2,000	Tokuyama Corp.	30,418
16,500	US BioEnergy Corp.(b)	280,500
4,300	W.R. Grace & Co.(b)	85,140

		10,954,476

	Commercial Services (2.1%)
16,369	Aaron Rents, Inc. (L)	471,100
162,500	Accenture Ltd., Class A	6,001,125
1,600	Advisory Board Co.(b)	85,664
39,001	Brambles Ltd.(b)	394,300
2,200	Corporate Executive Board Co.	192,940
17,790	CSG Systems International, Inc.(b)	475,527
400	Exlservice Holdings, Inc.(b)	8,416
10,680	Gevity HR, Inc. (L)	253,009
6,200	Hertz Global Holdings, Inc.(b)	107,818
22,900	IAC/InterActiveCorp(b)	850,964
10,000	Jackson Hewitt Tax Service, Inc. (L)	339,700
16,290	John H. Harland Co.	817,758
18,300	Manpower, Inc.	1,371,219
11,400	McGrath Rentcorp (L)	349,182
See accompanying notes to financial statements.

portfolio of investments (continued)
NEW COVENANT GROWTH FUND
December 31, 2006
(Unaudited)

		Value
Shares		(Note 2)

COMMON STOCKS (cont.):
	Commercial Services (cont.)
83,100	Move, Inc.(b)	$457,881
12,700	Priceline.com, Inc.(b) (L)	553,847
4,300	Steiner Leisure Ltd.(b)	195,650
800	Strayer Education, Inc.	84,840
4,300	Travelzoo, Inc.(b) (L)	128,785
3,200	Vertrue, Inc.(b) (L)	122,912
6,200	Weight Watchers International, Inc. (L)	325,686
148,128	Western Union Co.	3,321,030
181,800	Xerox Corp.(b)	3,081,510

		19,990,863

	Computer Services and Software (7.2%)
38,000	Actuate Corp.(b) (L)	225,720
8,100	Advent Software, Inc.(b) (L)	285,849
32,900	Affiliated Computer Services Inc., Class A (b) (L)	1,606,836
2,020	ANSYS, Inc.(b) (L)	87,850
39,900	Automatic Data Processing, Inc.	1,965,075
2,600	Belden CDT, Inc.	101,634
34,100	BMC Software, Inc.(b)	1,098,020
32,000	Brocade Communications Systems, Inc.(b)	262,720
388,800	Cisco Systems, Inc.(b)	10,625,904
5,400	Covansys Corp.(b)	123,930
5,400	Dassault Systemes SA	286,219
30,300	DST Systems, Inc.(b)	1,897,689
2,600	FactSet Research Systems, Inc.	146,848
270,600	Hewlett Packard Co.	11,146,014
18,800	Infosys Technologies Ltd.	1,025,728
8,700	Infousa, Inc. (L)	103,617
7,900	InterDigital Communications Corp.(b) (L)	265,045
100,300	International Business Machines Corp.	9,744,145
1,400	Isilon Systems, Inc.(b)	38,640
26,800	Jack Henry & Associates, Inc.	573,520
19,090	Komag, Inc.(b) (L)	723,129
6,269	L-1 Identity Solutions, Inc.(b) (L)	94,850
782,000	Lenovo Group Ltd.	317,751
22,900	Lexmark International, Inc.(b)	1,676,280
4,600	Manhattan Associates, Inc.(b)	138,368
3,500	Mantech International Corp., Class A (b) (L)	128,905
493,500	Microsoft Corp.	14,735,910
4,170	Microstrategy, Inc.(b) (L)	475,422
196,800	Oracle Corp.(b)	3,373,152
8,760	Parametric Technology Corp.(b)	157,855
17,100	Radyne Corp.(b) (L)	183,654
73,600	Red Hats, Inc.(b) (L)	1,692,800
13,600	SAP AG	723,359
12,000	Sonic Solutions(b) (L)	195,600
9,070	Sybase, Inc.(b)	224,029
12,500	Sykes Enterprises, Inc.(b)	220,500
8,200	Syntel, Inc. (L)	219,760
8,600	TALX Corp. (L)	236,070
27,700	THQ, Inc.(b) (L)	900,804
12,000	Trend Micro, Inc.	351,519
36,130	United Online, Inc.	479,806
86,300	Wind River Systems, Inc.(b)	884,575

		69,745,101

	Construction and Building Materials (1.1%)
16,000	Agco Corp.(b)	495,040
31,030	Bouygues SA	1,989,596
7,200	Cemex SAB de CV — ADR	243,576
3,600	Ceradyne, Inc.(b) (L)	203,400
29,000	China Communications Construction Co. Ltd.(b) (R)	28,676
18,581	CRH Plc	773,678
12,630	Eagle Materials	545,995
2,900	Grupo Ferrovial SA	282,758
20,100	Gujarat Ambuja Cement Ltd. — ADR	64,119
70,600	Gujarat Ambuja Cement Ltd. — GDR (R)	224,995
9,641	Holcim Ltd.	882,415
28,000	Jacobs Engineering Group, Inc.(b)	2,283,120
3,400	Lafarge SA	505,221
1,062	Orascom Construction Industries — GDR (R)	101,751
5,600	Orascom Construction Industries — GDR (R)	536,541
6,900	Quanex Corp. (L)	238,671
39,063	Rinker Group Ltd.	555,607
5,100	Washington Group International, Inc.(b)	304,929

		10,260,088

	Consumer Products (3.6%)
60,309	Amcor Ltd.	344,544
54,900	Avon Products, Inc.	1,813,896
8,900	Black & Decker Corp.	711,733
31,000	Cintas Corp.	1,231,010
11,800	Clorox Co.	756,970
18,900	Colgate-Palmolive Co.	1,233,036
26,500	Crocs, Inc.(b) (L)	1,144,800
4,000	Deckers Outdoor Corp.(b) (L)	239,800
24,800	Energizer Holdings, Inc.(b)	1,760,552
83,700	General Mills, Inc.	4,821,120
8,200	Harman International Industries, Inc.	819,262
11,000	Herman Miller, Inc.	399,960
5,300	K-Swiss, Inc., Class A (L)	162,922
77,200	Kimberly-Clark Corp.	5,245,740
32,500	Knoll, Inc.	715,000
6,000	L’OREAL SA	600,443
74,000	Li & Fung Ltd.	230,272
8,600	Mannatech, Inc. (L)	126,678
3,800	Michelin	363,246
2,500	NBTY, Inc.(b)	103,925
40,280	NIKE, Inc., Class B	3,988,928
14,000	Nikon Corp.	306,698
2,600	Nintendo Co.	674,333
60,922	Procter & Gamble Co.	3,915,457
41,600	Skechers U.S.A., Inc., Class A (b) (L)	1,385,696
4,820	Stanley Furniture Co., Inc. (L)	103,389
8,600	Stride Rite Corp.	129,688
64,900	Tempur-Pedic International, Inc.(b) (L)	1,327,854
37,000	Toto Ltd.	370,186
7,300	WD-40 Co. (L)	254,551

		35,281,689

	Diversified Operations (3.1%)
59,100	3M Co.	4,605,663
7,600	Acuity Brands, Inc. (L)	395,504
5,500	Cornell Cos., Inc.(b) (L)	100,375
52,100	Dover Corp.	2,553,942
148,128	First Data Corp.	3,780,227
374,000	General Electric Co.	13,916,540
5,040	Harsco Corp.	383,544
51,500	IOI Corp. Berhad	268,746
22,100	Martha Stewart Living Omnimedia, Inc., Class A (L)	483,990
31,500	Mitsubishi Corp.	592,244
12,000	Mitsui & Co., Ltd.	179,285
See accompanying notes to financial statements.

portfolio of investments (continued)
NEW COVENANT GROWTH FUND
December 31, 2006
(Unaudited)

		Value
Shares		(Note 2)

COMMON STOCKS (cont.):
	Diversified Operations (cont.)
4,400	Rofin-Sinar Technologies, Inc.(b) (L)	$266,024
9,500	Shin-Etsu Chemical Co., Ltd.	635,513
71,000	Sumitomo Corp.	1,061,365
73,000	Swire Pacific Ltd., Class A	784,265

		30,007,227

	Electronics (3.8%)
13,600	Advanced Energy Industries, Inc.(b) (L)	256,632
55,300	Altera Corp.(b)	1,088,304
30,600	Amkor Technology, Inc.(b) (L)	285,804
62,400	Arm Holdings Plc	153,555
13,939	AU Optronics Corp. — ADR (L)	192,497
12,700	Benchmark Electronics, Inc.(b) (L)	309,372
30,300	Cirrus Logic, Inc.(b)	208,464
20,800	Cree Research, Inc.(b) (L)	360,256
8,110	Diodes, Inc.(b) (L)	287,743
8,500	Eagle Test Systems, Inc.(b) (L)	123,930
3,500	Elpida Memory, Inc.(b) (R)	192,127
136,200	Emerson Electric Co.	6,002,334
5,800	Fanuc Co., Ltd.	570,556
442,800	Flextronics International Ltd.(b)	5,083,344
5,500	Hirose Electric Co., Ltd.	623,678
45,822	Hon Hai Precision Industry Co., Ltd.	653,898
101,200	Lam Research Corp.(b)	5,122,744
101,200	Lattice Semiconductor Corp.(b)	655,776
111,900	MEMC Electronic Materials, Inc.(b)	4,379,766
22,000	Nippon Electric Glass Co., Ltd.	461,642
44	Nippon Telegraph & Telephone Corp.	216,418
1,500	Novellus Systems, Inc.(b)	51,630
38,800	Pixelworks, Inc.(b) (L)	88,852
12,600	PortalPlayer, Inc.(b)	169,470
3,700	Rohm Co., Ltd.	368,012
300	Samsung Electronics Co., Ltd.	197,848
3,624	Samsung Electronics Co., Ltd. — GDR	1,192,296
115,600	Solectron Corp.(b)	372,232
8,200	Sony Corp.	351,016
28,300	Synopsis, Inc.(b)	756,459
154,316	Taiwan Semiconductor — ADR (L)	1,686,674
4,400	Teradyne, Inc.(b)	65,824
81,300	Texas Instruments, Inc.	2,341,440
5,000	Tokyo Electron, Ltd.	393,654
77,000	Toshiba Corp.	500,881
21,800	TTM Technologies, Inc.(b)	246,994
12,500	Ushio, Inc.	256,526
7,200	Varian Semiconductor Equipment Associates, Inc.(b) (L)	327,744
2,600	Yamada Denki Co., Ltd.	220,413

		36,816,805

	Energy (2.8%)
144,100	AES Corp.(b)	3,175,964
395,500	China Shenhua Energy Co. Ltd.	952,019
43,700,000	Companhia Energetica de Sao Paulo(b) (R)	511,949
207,300	El Paso Corp.	3,167,544
5,700	Energy Conversion Devices, Inc.(b) (L)	193,686
39,474	Exelon Corp.	2,443,046
7,200	FirstEnergy Corp.	433,512
4,000	Iberdrola SA	174,674
9,300	NorthWestern Corp.	329,034
9,000	NRG Energy, Inc.(b)	504,090
17,900	Oklahoma Gas & Electric Co. (L)	716,000
24,400	Pepco Holdings, Inc. (L)	634,644
55,100	PG&E Corp. (L)	2,607,883
7,000	PNM Resources, Inc. (L)	217,700
4,155	Reliance Energy Ltd. — GDR (R)	149,580
11,000	Scottish & Southern Energy Plc	334,514
5,900	Suncor Energy, Inc.	465,499
10,900	SunPower Corp., Class A (b) (L)	405,153
14,400	Tokyo Electric Power Co.	465,335
44,000	Tokyo Gas Ltd.	233,775
83,500	TXU Corp.	4,526,535
7,667	UIL Holdings Corp. (L)	323,471
7,800	Verasun Energy Corp.(b)	154,050
15,130	Westar Energy, Inc.	392,775
156,400	Xcel Energy, Inc. (L)	3,606,584

		27,119,016

	Entertainment and Leisure (1.2%)
3,900	Ambassadors Group, Inc. (L)	118,365
6,200	Carnival Plc	313,998
42,300	K2, Inc.(b)	557,937
16,129	Town Sports International Holdings, Inc.(b) (L)	265,806
293,100	Walt Disney Co.	10,044,537

		11,300,643

	Financial Services (7.7%)
12,110	Advanta, Class B (L)	528,359
5,800	Affiliated Managers Group, Inc.(b) (L)	609,754
21,200	Americredit Corp.(b)	533,604
1,800	Calamos Asset Management	48,294
6,800	Capital One Financial Corp.	522,376
113,846	CapitalSource, Inc. (L)	3,109,134
281,476	Citigroup, Inc.	15,678,213
111,800	Commerce Assets Holdings	245,732
6,320	CompuCredit Corp.(b) (L)	251,599
132,898	Countrywide Credit Industries, Inc.	5,641,520
9,400	Daewoo Securities Co., Ltd.	189,618
60,000	E*TRADE Financial Corp.(b)	1,345,200
71,000	Fannie Mae	4,216,690
7,100	Federal Home Loan Mortgage Corp.	482,090
1,800	Federated Investors, Inc.	60,804
5,700	First Marblehead Corp.	311,505
2,000	Firstfed Financial Corp.(b) (L)	133,940
45,000	Fubon Financial Holding Co., Ltd. — GDR (R)	421,205
39,260	Goldman Sachs Group, Inc.	7,826,481
10,400	Greenhill & Co., Inc. (L)	767,520
28,900	HBOS Plc	640,199
2,200	Huron Consulting Group, Inc.(b)	99,748
32,579	ING Groep NV	1,442,868
22,000	Jefferies Group, Inc.	590,040
400	KBW, Inc.(b) (L)	11,756
81,600	Lehman Brothers Holdings, Inc.	6,374,592
62,100	Merrill Lynch & Co.	5,781,510
29,100	Morgan Stanley Dean Witter & Co.	2,369,613
4,000	Morningstar, Inc.(b)	180,200
8,510	ORIX Corp.	2,460,714
52,700	Paychex, Inc.	2,083,758
3,800	Piper Jaffray Cos., Inc.(b)	247,570
47,000	PNC Financial Services Group	3,479,880
6,000	Prudential Financial, Inc.	515,160
710	Reliance Capital Ventures Ltd. — GDR(b) (c) (R)	9,771
See accompanying notes to financial statements.

portfolio of investments (continued)
NEW COVENANT GROWTH FUND
December 31, 2006
(Unaudited)

		Value
Shares		(Note 2)

COMMON STOCKS (cont.):
	Financial Services (cont.)
4,980	Shinhan Financial Group Co., Ltd.(b)	$254,492
14,600	SWS Group, Inc. (L)	521,220
219,100	TD Ameritrade Holding Corp.(b)	3,545,038
9,300	Triad Guaranty, Inc.(b) (L)	510,291
10,560	UBS AG	640,747

		74,682,805

	Food and Beverages (3.0%)
20,000	Cadbury Schweppes Plc	213,890
1,500	Coca-Cola Bottling Co. Consolidated	102,645
13,300	Coca-Cola Co.	641,725
4,700	Groupe Danone	711,408
53,700	Hormel Foods Corp.	2,005,158
4,300	Imperial Sugar Co. (L)	104,103
21,200	J.M. Smucker Co.	1,027,564
4,241	Koninklijke Numico NV	227,863
118,700	Kraft Foods, Inc., Class A (L)	4,237,590
230	Lindt & Spruengli AG	566,896
3,396	Nestle SA	1,204,907
100,000	Pepsi Bottling Group, Inc.	3,091,000
127,500	PepsiCo, Inc.	7,975,125
12,100	Pyaterochka Holding NV — GDR (b) (R)	314,600
52,300	Sysco Corp.	1,922,548
161,700	Unilever NV — ADR	4,406,325
7,950	Unilever Plc	222,160
17,579	Woolworths Ltd.	331,068

		29,306,575

	Forest and Paper Products (0.2%)
27,800	Abitibi-Consolidated, Inc.	71,447
10,800	Bowater, Inc. (L)	243,000
22,400	Longview Fibre Co. (L)	491,680
32,784	Norske Skogsindustrier Asa	566,231
9,000	Sappi Ltd.	150,177
7,200	Sappi Ltd. — ADR (L)	120,744
13,500	Stora Enso Oyj, R Shares	213,596
3,200	Universal Forest Products, Inc. (L)	149,184
15,100	UPM-Kymmene Oyj	380,666

		2,386,725

	Health Services (3.8%)
226,000	Bristol-Myers Squibb Co.	5,948,320
13,000	Candela Corp.(b)	160,810
4,500	Corvel Corp.(b)	214,065
26,750	Coventry Health Care, Inc.(b)	1,338,837
31,900	Express Scripts, Inc., Class A(b)	2,284,040
68,700	Health Management Associates, Inc., Class A (L)	1,450,257
41,800	Healthspring, Inc.(b) (L)	850,630
4,000	LHC Group, Inc.(b) (L)	114,040
15,200	Lifepoint Hospitals, Inc.(b)	512,240
4,900	Lincare Holdings, Inc.(b)	195,216
12,400	Magellan Healthcare-Services, Inc.(b)	535,928
91,100	McKesson Corp.	4,618,770
7,400	Nighthawk Radiology Holdings, Inc.(b) (L)	188,700
8,300	Pediatrix Medical Group, Inc.(b)	405,870
40,800	Quest Diagnostics, Inc.	2,162,400
44,200	Stryker Corp.	2,435,862
128,320	UnitedHealth Group, Inc.	6,894,634
67,500	Universal Healthcare-Services, Inc, Class B	3,741,525
46,000	Varian Medical Systems, Inc.(b)	2,188,220
4,300	WellCare Health Plans, Inc.(b)	296,270

		36,536,634

	Insurance (6.9%)
70,200	Ace Ltd.	4,252,014
23,131	Aegon NV	440,393
64,400	Aetna, Inc.	2,780,792
43,500	AFLAC, Inc.	2,001,000
3,600	Allianz AG	735,293
53,179	American International Group, Inc.	3,810,807
115,600	Aon Corp.	4,085,304
43,490	Arch Capital Group Ltd.(b)	2,940,359
9,500	Aspen Insurance Holdings Ltd.	250,420
78,500	Assurant, Inc.	4,337,125
6,600	Axa	266,892
75,900	Axis Capital Holdings Ltd.	2,532,783
45	Berkshire Hathaway, Inc., Class A (b)	4,949,550
6,667	China Life Insurance Co. — ADR (L)	336,725
71,700	Chubb Corp.	3,793,647
25,400	CIGNA Corp.	3,341,878
6,200	Commerce Group, Inc. (L)	184,450
2,600	Ehealth, Inc.(b)	52,286
106,600	Genworth Financial, Inc., Class A	3,646,786
57,300	Hartford Financial Services Group, Inc.	5,346,663
61,356	Insurance Australia Group Ltd.	307,012
68,200	Marsh & McLennan Cos., Inc.	2,091,012
15,400	Millea Holdings, Inc.	542,891
15,000	Mitsui Marine and Fire	163,925
3,100	NYMAGIC, Inc. (L)	113,460
7,300	Onebeacon Insurance Group Ltd.(b)	204,400
8,200	Platinum Underwriters Holdings Ltd.	253,708
14,192	Promina Group Ltd.	77,388
16,303	QBE Insurance Group Ltd.	370,628
57,600	Reinsurance Group of America, Inc. (L)	3,208,320
2,700	Safety Insurance Group, Inc. (L)	136,917
1,340	Samsung Fire & Marine Insurance Co., Ltd.	232,824
93,339	St. Paul Cos., Inc.	5,011,371
11,840	Swiss Re	1,005,100
144,800	UnumProvident Corp.	3,008,944
15,300	Yasuda F & M Insurance	186,852

		66,999,919

	Internet Services (1.1%)
18,200	Checkfree Corp.(b) (L)	730,912
61,800	CNET Networks, Inc.(b)	561,762
11,100	j2 Global Communications, Inc.(b) (L)	302,475
18,100	Packeteer, Inc.(b) (L)	246,160
29,500	Silicon Image, Inc.(b) (L)	375,240
80,300	Softbank Corp.	1,560,303
309,412	Symantec Corp.(b)	6,451,240
708	Yahoo Japan Corp.	281,679

		10,509,771

	Lodging (0.1%)
5,000	Accor SA	386,979
156,000	Shangri-La Asia Ltd.	402,191

		789,170

	Machinery and Equipment (1.3%)
11,100	American Axle & Manufacturing Holdings, Inc. (L)	210,789
53,400	Fastenal Co. (L)	1,915,992
18,750	Graco, Inc.	742,875
12,200	Immucor, Inc.(b) (L)	356,606
7,600	Lennox International, Inc.	232,636
50,700	Manitowoc Co., Inc.	3,013,101
3,800	Regal-Beloit Corp. (L)	199,538
See accompanying notes to financial statements.

portfolio of investments (continued)
NEW COVENANT GROWTH FUND
December 31, 2006
(Unaudited)

		Value
Shares		(Note 2)

COMMON STOCKS (cont.):
	Machinery and Equipment (cont.)
11,200	Schneider SA	$1,241,918
2,000	SMC Corp.	283,364
28,700	Terex Corp.(b)	1,853,446
20,200	Whirlpool Corp. (L)	1,677,004
35,100	Zebra Technologies Corp., Class A (b) (L)	1,221,129

		12,948,398

	Manufacturing (1.6%)
10,950	Applied Industrial Tech, Inc. (L)	288,094
13,100	Assa Abloy AB, Class B	285,320
4,000	Chaparral Steel Co.	177,080
25,300	Corus Group PLC	262,649
10,100	Danaher Corp.	731,644
10,800	Eaton Corp.	811,512
10,600	FEI Co.(b)	279,522
3,200	Greif Inc., Class A (L)	378,880
31,030	Hankook Tire Co., Ltd.(b)	527,460
55,400	Illinois Tool Works, Inc.	2,558,926
10,000	Kao Corp.	269,431
7,500	Kellwood Co. (L)	243,900
4,000	Kimball International, Inc., Class B	97,200
7,400	Maidenform Brands, Inc.(b) (L)	134,088
72,000	Mitsubishi Heavy Industries Ltd.	326,943
1,800	NACCO Industries, Inc.	245,880
7,500	Nordson Corp. (L)	373,725
2,490	OAO TMK — GDR(b)	87,150
57,400	Parker Hannifin Corp.	4,412,912
10,900	Precision Castparts Corp.	853,252
10,200	Siemens AG	1,016,719
95,300	Skyworks Solutions, Inc.(b) (L)	674,724
5,200	Sun Hydraulics Corp. (L)	106,652
8,600	Tennant Co. (L)	249,400
4,500	Tokyo Seimitsu Co., Ltd.	212,271

		15,605,334

	Media (2.9%)
73,100	CBS Corp., Class B	2,279,258
39,600	Charter Communications, Inc., Class A(b) (L)	121,176
14,200	CKX, Inc.(b) (L)	166,566
114,872	Comcast Corp., New Class A (b)	4,862,532
7,600	Comcast Corp., Special Class A (b)	318,288
28,300	Echostar Communications Corp., Class A (b)	1,076,249
31,800	Entravision Communications Corp.(b)	261,396
59,400	Gemstar-TV Guide International, Inc.(b)	238,194
35,200	Grupo Televisa SA — ADR	950,752
45,700	Liberty Media Holding Corp. — Capital(b)	4,477,686
69,600	McGraw-Hill Companies, Inc.	4,734,192
10,400	Naspers Ltd.	245,168
28,000	Reed International Plc	307,117
254,700	Time Warner, Inc.	5,547,366
15,900	Trinity Mirror Plc	146,084
10,800	Vivendi SA	421,639
2,260	Washington Post Co., Class B	1,685,056
38,800	Yell Group Plc	432,790

		28,271,509

	Medical Products (4.1%)
29,300	Affymetrix, Inc.(b) (L)	675,658
9,300	Alcon, Inc.	1,039,461
55,300	Alkermes, Inc.(b)	739,361
73,100	Amgen, Inc.(b)	4,993,461
12,400	Amsurg Corp.(b) (L)	285,200
15,650	Applera Corp.-Celera Genomics Group(b)	218,943
74,600	Baxter International, Inc.	3,460,694
29,400	Beckman Coulter, Inc. (L)	1,758,120
36,500	Biomet, Inc.	1,506,355
172,100	Boston Scientific Corp.(b)	2,956,678
13,700	C. R. Bard, Inc.	1,136,689
35,000	Depomed, Inc.(b) (L)	120,750
20,664	Genzyme Corp.(b)	1,272,489
9,600	Geron Corp.(b) (L)	84,288
6,600	Hoya Corp.	257,042
1,000	ICU Medical, Inc.(b)	40,680
49,800	Johnson & Johnson, Inc.	3,287,796
62,400	Kinetic Concepts, Inc.(b) (L)	2,467,920
4,100	Medical Action Industries Inc.(b) (L)	132,184
32,400	Medtronic, Inc.	1,733,724
4,226	Metabasis Therapeutics, Inc.(b) (L)	31,780
12,500	Millipore Corp.(b)	832,500
5,700	Palomar Medical Technologies, Inc.(b) (L)	288,819
27,000	Patterson Co., Inc.(b)	958,770
29,300	Sanofi-Synthelabo SA	2,702,303
141,600	Schering-Plough Corp.	3,347,424
20,900	Smith & Nephew Plc	217,994
70,600	Vertex Pharmaceuticals, Inc.(b) (L)	2,641,852
20,380	Zeneca Group Plc	1,094,357

		40,283,292

	Metals and Mining (2.1%)
5,600	AgloGold Ashanti Ltd.-ADR (L)	263,704
19,900	Alcan, Inc.	969,926
174,000	Alcoa, Inc.	5,221,740
10,800	Barrick Gold Corp.	331,560
25,600	Bhp Billiton PLC	468,155
35,700	Cameco Corp.	1,448,375
10,390	Carpenter Technology Corp.	1,065,183
2,600	Cleveland-Cliffs, Inc. (L)	125,944
16,480	Commercial Metals Co.	425,184
71,700	Freeport-McMoRan Copper & Gold, Inc., Class B (L)	3,995,841
1,600	GMK Norilsk Nickel (L)	251,200
40,903	Harmony Gold Mining Co., Ltd.(b)	645,926
13,800	Harmony Gold Mining Co., Ltd. — ADR(b) (L)	217,350
6,500	Mueller Industries, Inc. (L)	206,050
2,300	Oregon Steel Mills, Inc.(b)	143,543
970	POSCO	322,464
17,700	Repsol YPF SA	611,439
13,700	Rio Tinto Plc	728,686
5,200	Ryerson, Inc. (L)	130,468
42,800	Southern Copper Corp. (L)	2,306,492
7,800	Usec, Inc.(b)	99,216
8,000	Usinas Siderurgicas de Minas Gerais SA	301,781
6,133	Xstrata Plc	306,044

		20,586,271

	Oil and Gas (7.7%)
41,300	Apache Corp.	2,746,863
27,800	Cal Dive International, Inc.(b)	348,890
22,000	Canadian Natural Resources Ltd.	1,175,262
144,092	ChevronTexaco Corp.	10,595,085
180,938	ConocoPhillips	13,018,489
See accompanying notes to financial statements.

portfolio of investments (continued)
NEW COVENANT GROWTH FUND
December 31, 2006
(Unaudited)

		Value
Shares		(Note 2)

COMMON STOCKS (cont.):
	Oil and Gas (cont.)
9,600	Delek US Holdings, Inc.	$157,344
5,350	Eni SpA	179,735
3,500	EXCO Resources, Inc.(b)	59,185
172,800	Exxon Mobil Corp.	13,241,664
5,600	FMC Technologies, Inc.(b)	345,128
13,800	Grant Prideco, Inc.(b)	548,826
10,000	Harvest Natural Resources, Inc.(b)	106,300
8,000	Helix Energy Solutions Group, Inc.(b)	250,960
96,900	Hess Corp.	4,803,333
2,700	Idemitsu Kosan Co., Ltd.(b)	271,496
12	Inpex Holdings, Inc.(b)	98,506
2,421	L’Air Liquide	574,255
55,100	Marathon Oil Corp.	5,096,750
29,400	Meridian Resource Corp.(b)	90,846
8,200	Neste Oil OYJ	248,993
138,200	NiSource, Inc.	3,330,620
6,900	OAO Gazprom — ADR	317,745
116,400	Occidental Petroleum Corp.	5,683,812
5,100	Oil States International, Inc.(b)	164,373
23,200	Parker Drilling Co.(b)	189,544
1,800	Patterson-UTI Energy, Inc.	41,814
324,000	PetroChina Co. Ltd.	459,114
2,185	Petroplus Holdings AG(b)	132,489
7,000	Pioneer Drilling Co.(b) (L)	92,960
15,100	Range Resources Corp.	414,646
29,800	Royal Dutch Shell — ADR	2,109,542
54,946	Royal Dutch Shell, A Shares	1,935,759
44,600	Sasol Ltd.	1,639,098
19,000	SeaDrill Ltd.	321,291
5,100	St. Mary Land & Exploration Co. (L)	187,884
7,900	Swift Energy Co.(b) (L)	353,999
15,500	TETRA Technologies, Inc.(b)	396,490
10,400	Total SA	749,380
8,500	Trico Marine Services, Inc.(b) (L)	325,635
22,000	Tupras-Turkiye Petrol Rafinerileri A.S.	376,254
18,800	Ugi Corp.	512,864
33,000	XTO Energy, Inc.	1,552,650

		75,245,873

	Pharmaceuticals (5.0%)
145,500	Abbott Laboratories	7,087,305
54,800	Amylin Pharmaceuticals(b) (L)	1,976,636
15,000	Array Biopharma, Inc.(b) (L)	193,800
10,770	Astrazeneca Plc	578,558
4,600	Bayer AG	247,637
24,600	Cardinal Health, Inc.	1,584,978
41,240	Cephalon, Inc.(b) (L)	2,903,708
46,700	Cubist Pharmaceuticals, Inc.(b) (L)	845,737
17,250	CV Therapeutics, Inc.(b) (L)	240,810
19,200	Dendreon Corp.(b) (L)	80,064
25,860	Encysive Pharmaceuticals, Inc.(b) (L)	108,871
100,600	Forest Laboratories, Inc.(b)	5,090,360
27,400	Gilead Sciences, Inc.(b)	1,779,082
16,200	Human Genome Sciences, Inc.(b) (L)	201,528
21,000	ICOS Corp.(b)	709,590
12,400	IMS Health, Inc.	340,752
48,800	Incyte Pharmaceutical, Inc.(b) (L)	284,992
92,000	Medarex, Inc.(b) (L)	1,360,680
38,300	Merck & Co.. Inc.	1,669,880
176,900	Millennium Pharmaceuticals, Inc.(b)	1,928,210
13,300	Neurogen Corp.(b)	79,135
42,101	Novartis AG	2,423,464
4,100	Novo Nordisk A/S, Class B	341,286
41,580	NPS Pharmaceuticals, Inc.(b) (L)	188,357
18,600	Perrigo Co. (L)	321,780
280,315	Pfizer, Inc.	7,260,159
28,460	Regeneron Pharmaceuticals, Inc.(b) (L)	571,192
27,500	Rigel Pharmaceuticals, Inc.(b) (L)	326,425
4,067	Roche Holding AG	728,154
7,900	Sciele Pharma, Inc.(b) (L)	189,600
19,900	Teva Pharmaceutical Industries Ltd.	618,492
7,100	UCB SA	486,321
48,100	Watson Pharmaceutical, Inc.(b)	1,252,043
86,800	Wyeth	4,419,856
18,280	Zymogenetics, Inc.(b) (L)	284,620

		48,704,062

	Real Estate (0.7%)
4,500	Agree Realty Corp. (L)	154,665
171,000	Amoy Properties Ltd.	428,770
19,060	Anthracite Capital, Inc. (L)	242,634
20,600	Capital Lease Funding, Inc. (L)	238,960
4,200	Cousins Properties, Inc.	148,134
18,700	Diamondrock Hospitality Co.	336,787
51,000	Hang Lung Group, Ltd.	155,094
14,600	Hersha Hospitality Trust	165,564
13,800	Highland Hospitality Corp. (L)	196,650
24,600	Impac Mortgage Holdings, Inc. (L)	216,480
35,090	IndyMac Mortgage Holdings, Inc. (L)	1,584,664
4,800	Jer Investors Trust, Inc.	99,216
8,100	KKR Financial Corp.	216,999
4,700	Maguire Properties, Inc. (L)	188,000
25,000	Mitsubishi Estate Co.	646,298
5	NTT Urban Development Corp.	9,653
13,500	Reckson Associates Realty Corp.	615,600
6,100	Resource Capital Corp. (L)	103,395
1,800	Ryland Group, Inc. (L)	98,316
10,000	Sumitomo Realty & Development Co., Ltd.	320,631
26,000	Sun Hung Kai Properties	298,718
11,675	Technical Olympic USA (L)	118,735

		6,583,963

	Restaurants (0.6%)
48,300	Cheesecake Factory, Inc.(b) (L)	1,188,180
39,600	Darden Restaurants, Inc.	1,590,732
4,500	P.F. Chang’s China Bistro, Inc.(b) (L)	172,710
3,500	Panera Bread Co., Class A (b) (L)	195,685
38,900	YUM! Brands, Inc.	2,287,320

		5,434,627

	Retail (4.7%)
5,500	Aeropostale, Inc.(b)	169,785
15,300	AnnTaylor Stores Corp.(b)	502,452
48,300	Bed Bath & Beyond, Inc.(b)	1,840,230
6,100	Bon-Ton Stores, Inc. (L)	211,365
6,000	Books-A-Million, Inc. (L)	136,080
5,800	Brown Shoe Co., Inc.	276,892
19,305	Cato Corp. (L)	442,278
4,900	Cawachi Ltd.	133,666
44,000	Chico’s Fas, Inc.(b) (L)	910,360
32,000	Circuit City Stores, Inc.	607,360
400	Columbia Sportswear Co.	22,280
27,300	Compagnie Financiere Richemont AG	1,588,250
9,500	Dick’s Sporting Goods, Inc.(b)	465,405
See accompanying notes to financial statements.

portfolio of investments (continued)
NEW COVENANT GROWTH FUND
December 31, 2006
(Unaudited)

		Value
Shares		(Note 2)

COMMON STOCKS (cont.):
	Retail (cont.)
54,900	Dillard’s, Inc., Class A (L)	$1,919,853
92,000	Dollar General Corp.	1,477,520
11,700	Dress Barn, Inc.(b) (L)	272,961
83,400	DSW, Inc.(b) (L)	3,216,738
76,600	Edgars Consolidated Stores Ltd.	424,353
226,200	Gap, Inc.	4,410,900
293,000	GOME Electrical Appliances Holdings, Ltd.	229,822
7,800	J Crew Group, Inc.(b)	300,690
34,100	Jusco Ltd.	737,011
18,400	Kesa Electricals Plc	122,154
61,200	Kingfisher Plc	285,634
64,600	Kohl’s Corp.(b)	4,420,578
112,100	Limited Brands, Inc.	3,244,174
25,000	Lojas Renner SA	359,653
6,703	Lotte Shopping Co. — GDR(b) (R)	136,071
20,500	Massmart Holdings Ltd.	204,368
104,520	Office Depot, Inc.(b)	3,989,528
83,500	Quiksilver, Inc.(b) (L)	1,315,125
8,250	Select Comfort Corp.(b) (L)	143,467
5,000	Shimamura Co., Ltd.	573,695
520	Shinsegae Co., Ltd.(b)	324,476
4,300	Shoe Carnival, Inc.(b) (L)	135,880
5,800	Shoppers Drug Mart Corp.	249,718
33,000	Tesco Plc	261,218
18,600	TJX Cos., Inc.	529,728
8,500	Urban Outfitters, Inc(b)	195,755
74,300	Wal-Mart Stores, Inc.	3,431,174
43,000	Walgreen Co.	1,973,270
314,712	Walmart De Mexico SA	1,381,851
14,500	Weis Markets, Inc. (L)	581,595
32,200	Wet Seal, Inc., Class A(b) (L)	214,774
33,800	Whole Foods Market, Inc.	1,586,234

		45,956,371

	Technology (0.8%)
34,000	Aquantive, Inc.(b) (L)	838,440
63,700	Brooks Automation, Inc.(b)	917,280
6,600	Canon, Inc.	371,160
5,100	CommScope, Inc.(b) (L)	155,448
12,800	Cymer, Inc.(b)	562,560
12,500	Digimarc Corp.(b) (L)	110,250
4,000	Dolby Laboratories, Inc., Class A (b)	124,080
40,700	Eresearch Technology, Inc.(b) (L)	273,911
114,090	Intel Corp.	2,310,323
41,200	Linear Technology Corp.	1,249,184
3,200	Park Electrochemical Corp. (L)	82,080
2,400	Philippine Long Distance Telephone Co. — ADR	122,712
133,300	RF Micro Devices, Inc.(b)	905,107
4,700	Western Digital Corp.(b)	96,162

		8,118,697

	Telecommunications (5.5%)
39,300	America Movil, Series L — ADR	1,777,146
28,500	Arris Group, Inc.(b)	356,535
237,700	AT&T, Inc.	8,497,775
43,900	Avaya, Inc.(b)	613,722
94,300	BellSouth Corp.	4,442,473
59,900	CenturyTel, Inc.	2,615,234
27,500	Consolidated Communications Holdings, Inc.	574,750
188,400	Corning, Inc.(b)	3,524,964
68,000	Koninklijke (Royal) KPN NV	965,614
12,100	KT Corp. — ADR(b) (L)	306,735
71,000	Magyar Telekom Nyrt.(b)	394,228
72,500	Maxis Communications Berhad	209,728
9,900	Mobile TeleSystems — ADR	496,881
428,800	Motorola, Inc.	8,816,128
43,500	Polycom, Inc.(b)	1,344,585
1,107,000	PT Telekomunikasi Indonesia	1,243,820
40,900	Qualcomm, Inc.	1,545,611
296,200	Qwest Communications International, Inc.(b)	2,479,194
3,700	SBA Communications Corp.(b)	101,750
17,000	SES Global	295,871
378,575	Singapore Telecommunications Ltd. (R)	809,522
358,681	Sprint Corp.	6,775,484
1,773	Swisscom AG	670,105
6,300	Syniverse Holdings, Inc.(b) (L)	94,437
70,000	Telefonaktiebolaget LM Ericsson	282,922
17,303	Telefonica De Espana	367,761
11,400	Telekom Austria AG	305,126
12,400	Telenor ASA	233,592
26,000	Teliasonera Ab	213,782
75,000	Telstra Corp., Ltd.	244,673
34,000	Telstra Corp., Ltd. Installment Receipts(b) (R)	72,070
8,600	Tim Participacoes SA — ADR (L)	297,732
3,200	Vimpel-Communications — ADR(b)	252,640
742,684	Vodafone Group Plc	2,056,513

		53,279,103

	Transportation (2.3%)
7,200	Alaska Air Group, Inc.(b) (L)	284,400
9,000	Companhia de Consessoes Rodoviarias (CCR)	121,673
49,500	CSX Corp.	1,704,285
15,800	Deutsche Post AG	477,058
42,800	Expeditors International of Washington, Inc.	1,733,400
12,500	Fedex Corp.	1,357,750
42,000	Hankyu Holdings, Inc.	239,718
12,200	Horizon Lines, Inc., Class A	328,912
18,700	Hub Group, Inc., Class A(b) (L)	515,185
21,700	Overseas Shipholding Group, Inc. (L)	1,221,710
4,900	Pacer International, Inc. (L)	145,873
100,437	Qantas Airways, Ltd.	413,132
30,100	Rent-A-Center, Inc.(b) (L)	888,251
40,550	Ryder System, Inc.	2,070,483
259,100	Southwest Airlines Co.	3,969,412
41,000	Tokyu Corp.	262,229
67,900	United Parcel Service, Inc., Class B	5,091,142
9,480	Veolia Environnement	729,962
16,900	Werner Enterprises, Inc. (L)	295,412
35,000	Yamato Transport	537,603

		22,387,590

	Waste Management (0.8%)
225,100	Waste Management, Inc.	8,276,927

	Total Common Stocks	952,030,892

See accompanying notes to financial statements.

portfolio of investments (continued)
NEW COVENANT GROWTH FUND
December 31, 2006
(Unaudited)

Shares or		Value
Principal Amount		(Note 2)

CASH EQUIVALENTS (2.1%):
$19,745,956	JP Morgan Cash Trade Execution (c)	$19,745,956

	Total Cash Equivalents	19,745,956

INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES (11.8%):
975,375	Banc of America Repurchase Agreement, 5.20%, 1/2/07 (Purchased on 12/29/06, proceeds at maturity $975,939 collateralized by various corporate bonds, fair value $994,883)	975,375
3,329,624	Bear Stearns ABS, 5.40%, 1/25/07	3,329,624
5,998,525	CC USA, Inc. MTN, 5.38%, 1/2/07	5,998,525
5,000,000	CIC New York Yankee CD, 5.34%, 1/2/07	5,000,000
5,000,000	Citigroup Global Markets, Inc. Master Note, 5.38%, 1/7/07	5,000,000
5,000,000	Citigroup, Inc. MTN, 5.41%, 1/2/07	5,000,000
5,000,000	Dexia Credit Local du France Time Deposit, 5.34%, 1/2/07	5,000,000
5,000,000	Dorada Finance, Inc. MTN, 5.37%, 1/2/07	5,000,000
4,034,100	Goldman Sachs Asset Allocation ABS, 5.44%, 1/2/07	4,034,100
5,000,000	Goldman Sachs Group, Inc. MTN, 5.42%, 1/2/07	5,000,000
4,998,126	K2 (USA) LLC MTN, 5.38%, 1/2/07	4,998,126
1,178,541	Lehman Brothers Mortgage Loan Term ABS, 5.39%, 1/2/07	1,178,541
3,000,000	Lehman Holdings MTN, 5.46%, 1/2/07	3,000,000
12,000,000	Lehman Holdings MTN, 5.43%, 1/2/07	12,000,000
3,999,804	Liberty Lighthouse US Capital MTN, 5.33%, 1/2/07	3,999,804
10,004,132	Merrill Lynch and Company MTN, 5.39%, 1/2/07	10,004,132
5,000,000	Merrill Lynch Securities Repurchase Agreement, 5.38%, 1/2/07 (Purchased on 12/29/06, proceeds at maturity $5,002,989 collateralized by various corporate bonds, fair value $5,250,000)	5,000,000

		Value
Principal Amount		(Note 2)

INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES (cont.):
$5,000,000	Monumental Global Funding II MTN, 5.47%, 1/2/07	$5,000,000
4,000,000	Morgan Stanley Master Note, 5.49%, 1/2/07	4,000,000
6,750,000	Natexis Banques Populaires New York Yankee CD, 5.35%, 1/2/07	6,750,000
3,000,000	Santander US Debt SA Uni MTN, 5.43%, 3/5/07	3,000,000
5,000,000	United of Omaha Life Insurance Funding Agreement, 5.43%, 1/2/07	5,000,000
4,999,279	Wachovia Bank NA Bank Note, 5.37%, 1/2/07	4,999,279
1,500,000	Wachovia Bank NA Bank Note, 5.45%, 1/2/07	1,500,000

	Total Investments Held as Collateral For Loaned Securities	114,767,506

TOTAL INVESTMENTS — 111.8%
(Cost $908,738,476) (a)		$1,086,544,354
Liabilities in excess of other assets — (11.8)%		(114,292,399)

NET ASSETS — 100.0%		$972,251,955

(a)	See accompanying notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Non-income producing security.

(c)	Fair valued security.

(L)	A portion or all of the security is on loan.

(R)	Security exempt from registration under Rule 144A of the Securities Act of 1933 or otherwise restricted as to resale. These securities may be resold in transactions exempt from registration, normally for qualified buyers. The Advisor, using procedures approved by the Board of Trustees, has deemed these securities liquid.

ABS	Asset Backed Security

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

MTN	Medium Term Note
Growth Fund Foreign Currency Contracts as of December 31, 2006:

		Contract Amount	Contract Value	Current Value	Unrealized Appreciation/
	Delivery Date	(Local Currency)	U.S. Dollar	U.S. Dollar	(Depreciation)

Brazilian Real	1/2/2007	57,555	$26,823	$26,970	$147
Short Contracts	1/3/2007	57,855	26,988	27,096	108

Great British Pound	1/2/2007	125,714	245,948	246,010	62
Short Contracts	1/3/2007	22,488	44,131	44,007	(124)
	1/4/2007	5,155	10,089	10,087	(2)

Indonesian Rupiah	1/3/2007	288,968,650	31,842	32,147	305
Short Contracts	1/4/2007	95,553,726	10,582	10,630	48

Japanese Yen	1/4/2007	1,351,868	11,398	11,353	(45)
Short Contracts	1/4/2007	1,825,724	15,399	15,333	(66)
	1/5/2007	1,813,192	15,244	15,230	(14)

Singapore Dollar	1/3/2007	38,458	25,017	25,076	59
Short Contracts	1/4/2007	38,458	25,065	25,078	13

Swiss Franc	1/3/2007	955,407	779,702	783,095	3,393
Short Contracts

See accompanying notes to financial statements.

portfolio of investments (continued)
NEW COVENANT INCOME FUND
December 31, 2006
(Unaudited)

		Value
Principal Amount		(Note 2)

ASSET BACKED SECURITIES (1.7%):
$565,000	Lehman XS Trust, 5.76%, 11/25/35 *	$550,416
575,000	Lehman XS Trust, 5.11%, 7/25/35 *	542,440
4,860,000	Master Asset Backed Securities Trust 5.23%, 11/25/35 *	4,817,776
2,895,000	Residential Asset Mortgage Products, Inc., 5.46%, 5/25/32	2,886,143

	Total Asset Backed Securities	8,796,775

CORPORATE BONDS (15.2%):
2,000,000	Abbott Laboratories, 5.88%, 5/15/16	2,063,762
2,165,000	Alcan, Inc., 6.13%, 12/15/33 (L)	2,147,970
850,000	Allergan, Inc., 5.75%, 4/1/16	861,159
2,500,000	American International Group, 4.70%, 10/1/10	2,458,560
1,000,000	Bank of America Corp., 4.38%, 12/1/10 (L)	972,825
3,800,000	Burlington Northern Santa Fe, 6.75%, 7/15/11	4,015,357
2,800,000	Carolina Power & Light, 6.50%, 7/15/12	2,937,418
1,500,000	Caterpillar Financial Services Corp., 3.70%, 8/15/08	1,463,382
10,000,000	Coca-Cola Enterprises, 0.00%, 6/20/20	4,562,670
3,600,000	E.I. Du Pont De Nemours, 5.25%, 12/15/16	3,532,979
1,600,000	EOP Operating LP, 6.80%, 1/15/09 (L)	1,654,136
825,000	Federated Retail Holdings, 5.90%, 12/1/16	825,248
1,885,311	FedEx Corp., 6.72%, 1/15/22	2,020,629
1,950,000	Firstar Bank, 7.13%, 12/1/09	2,051,782
4,910,000	General Electric Capital Corp., 6.13%, 2/22/11	5,080,082
3,350,000	General Mills, Inc., 6.00%, 2/15/12	3,435,181
2,000,000	Home Depot, Inc., 5.40%, 3/1/16	1,959,576
600,000	Household Finance Corp., 4.75%, 5/15/09	593,837
1,500,000	Household Finance Corp., 4.13%, 11/16/09 (L)	1,459,293
116,000	International Paper Co., 5.93%, 10/30/12	118,520
1,070,000	International Paper Co., 6.50%, 11/15/07	1,075,455
1,750,000	Kinder Morgan Energy Partners, 7.40%, 3/15/31	1,921,176
2,235,000	May Department Stores Co., 7.45%, 9/15/11	2,386,828
4,000,000	Merrill Lynch & Co. , 4.13%, 9/10/09 (L)	3,896,168
4,250,000	Metlife, Inc., 5.00%, 6/15/15 (L)	4,128,981
1,250,000	National City Corp., 4.50%, 3/15/10	1,217,519
1,185,000	National City Corp., 6.88%, 5/15/19	1,307,791
3,785,000	PNC Funding Corp., 6.13%, 2/15/09	3,850,216
2,000,000	Prologis Trust, 5.63%, 11/15/16	1,988,780
3,925,000	Sprint Capital Corp., 6.88%, 11/15/28	3,940,013
1,300,000	Sprint Nextel Corp, 6.00%, 12/1/16	1,269,343
2,000,000	SunTrust Banks, Inc., 4.25%, 10/15/09	1,949,522
775,000	Time Warner, Inc., 6.88%, 5/1/12	819,892
3,000,000	Washington Mutual, Inc., 4.20%, 1/15/10	2,906,946
3,500,000	Wells Fargo Corp., 4.20%, 1/15/10	3,412,080

	Total Corporate Bonds	80,285,076

MORTGAGE BACKED SECURITIES (65.1%):
3,310,000	Banc of America Commercial Mortgage, Inc., 5.30%, 6/10/39 *	3,337,260
3,825,000	Banc of America Commercial Mortgage, Inc., 4.88%, 7/10/42	3,720,018
1,133,089	Banc of America Funding Corp., 5.17%, 7/20/36 *	1,125,456
2,685,000	Banc of America Funding Corp., 5.75%, 7/20/36	2,685,662
4,615,000	Bear Stearns Commercial Mortgage Securities, 5.54%, 6/11/41	4,648,676
500,879	Commercial Mortgage Pass-Through Certificate , 2.96%, 3/10/39 *	488,736
5,786,000	CS First Boston Mortgage Securities Corp., 2.85%, 5/15/38	5,606,715
4,305,000	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, 5.25%, 6/25/35	4,259,718
	Fannie Mae
899,597	6.13%, 10/1/08	904,766
3,492,452	6.36%, 8/1/08	3,514,986
4,659,301	6.10%, 4/1/11	4,804,177
1,539,638	7.01%, 11/1/08	1,567,380
7,811,298	6.20%, 1/1/11	8,025,355
2,581,166	6.48%, 1/1/11	2,673,150
2,793,197	6.23%, 1/1/08	2,793,390
1,301,471	6.31%, 5/1/11	1,344,412
930,871	6.09%, 5/1/11	954,415
914,706	4.88%, 1/1/13	902,793
1,043,786	4.92%, 4/1/11	1,031,221
5,846,378	3.95%, 7/1/13	5,471,375
1,484,160	4.96%, 11/1/08	1,470,456
2,305,000	6.28%, 8/1/11	2,393,261
2,467,002	6.14%, 10/1/11	2,547,925
521,349	7.50%, 12/1/30	544,425
1,211,035	6.50%, 8/1/17	1,240,702
3,128,136	6.00%, 12/25/16	3,169,747
4,045,294	5.90%, 7/25/42	4,064,031
960,000	4.50%, 7/25/33	930,558
1,191,106	4.50%, 9/25/25	1,175,227
964,625	5.50%, 7/25/34	964,736
5,738,000	5.00%, 10/25/30	5,592,577
932,294	5.00%, 5/25/32	911,968
4,675,297	5.50%, 12/25/34	4,678,050
2,945,000	5.50%, 9/25/32	2,926,674
3,107,250	7.26%, 12/1/10	3,296,778
4,774,548	5.50%, 2/1/35	4,727,370
3,787,241	5.53%, 3/1/36	3,807,236
3,753,033	5.00%, 1/1/21	3,698,979
4,053,648	5.36%, 9/1/35	4,004,394
651,004	5.50%, 10/1/35	643,772
3,874,579	5.00%, 8/1/35	3,791,164
2,435,175	5.50%, 8/1/35	2,408,122
4,438,028	5.48%, 1/1/36	4,453,653
3,322,442	5.88%, 7/1/36	3,362,105
2,178,644	5.52%, 2/1/36	2,190,264
1,258,687	5.46%, 1/1/36	1,268,661
23,216	7.50%, 8/1/29	24,246
626,519	7.00%, 6/1/32	644,688
1,121,173	7.21%, 5/1/07	1,119,193
17,230,000	5.00%, 1/1/22 (b)	16,939,244
See accompanying notes to financial statements.

portfolio of investments (continued)
NEW COVENANT INCOME FUND
December 31, 2006
(Unaudited)

		Value
Principal Amount		(Note 2)

MORTGAGE BACKED SECURITIES (cont.):
	Fannie Mae (cont.)
$3,450,000	5.50%, 1/1/37 (b)	$3,410,111
935,306	5.50%, 3/1/36	939,444
4,353,541	5.70%, 5/1/36	4,363,119
15,870,000	6.00%, 1/1/37 (b)	15,979,106
7,555,360	5.94%, 11/1/36	7,612,567
1,218,567	5.77%, 6/1/13	1,249,270
3,665,000	5.50%, 2/25/32	3,625,234
	Freddie Mac
3,079,717	6.00%, 5/15/17	3,122,997
5,270,000	5.00%, 8/15/31	5,113,501
3,105,000	4.50%, 7/15/16	3,049,841
4,165,000	5.00%, 10/15/32	4,052,377
1,230,000	5.00%, 3/15/32	1,192,550
1,869,774	4.06%, 8/15/13	1,845,609
1,490,000	4.50%, 8/15/13	1,475,236
1,240,000	5.50%, 4/15/30	1,233,198
1,210,000	5.50%, 8/15/30	1,201,494
4,165,000	5.00%, 7/15/30	4,072,665
4,150,000	5.00%, 6/15/33	3,964,384
1,040,000	5.00%, 10/15/33	992,679
3,395,000	5.00%, 3/15/34	3,240,399
3,734,508	5.00%, 5/15/31	3,680,501
950,000	5.00%, 9/15/34	904,476
1,115,000	5.00%, 6/15/34	1,062,662
3,023,238	5.00%, 6/15/31	2,979,160
4,150,000	5.00%, 2/15/20	4,110,809
7,860,000	5.50%, 6/15/32	7,804,444
6,017,633	5.00%, 2/15/32	5,914,290
657,280	6.50%, 9/1/19	671,671
1,285,000	6.90%, 12/1/10	1,355,418
5,502,678	6.98%, 10/1/10	5,808,077
3,937,898	5.00%, 4/1/21	3,870,294
6,226,604	5.48%, 5/1/36	6,263,319
1,098,857	5.34%, 4/1/36	1,098,268
4,006,708	5.00%, 12/1/20	3,937,922
1,370,000	General Electric Capital Commercial Mortgage Corp., 4.66%, 11/10/38	1,315,893
1,230,000	GMAC Commercial Mortgage Securities, Inc., 5.37%, 8/10/38	1,226,922
2,641,246	Goldman Sachs Mortgage Securities Corp., 2.90%, 1/10/40	2,600,058
4,724,466	Indymac Index Mortgage Loan Trust, 5.88%, 6/25/36 *	4,744,001
1,155,000	JP Morgan Chase Commercial Mortgage Securities Corp., 4.40%, 1/12/39	1,091,565
5,555,000	JP Morgan Chase Commercial Mortgage Securities Corp., 4.83%, 3/12/39	5,407,809
4,000,000	JP Morgan Chase Commercial Mortgage Securities Corp., 5.38%, 6/12/41 *	4,052,288
1,130,757	JP Morgan Chase Commercial Mortgage Securities Corp., 2.80%, 6/12/41	1,101,943
4,000,000	JP Morgan Chase Commercial Mortgage Securities Corp., 5.81%, 6/12/43 *	4,139,670
4,364,000	LB-UBS Commercial Mortgage Trust, 4.79%, 10/15/29	4,226,950
3,885,000	LB-UBS Commercial Mortgage Trust, 5.00%, 9/15/35	3,815,272
1,200,000	Morgan Stanley Capital I, 5.43%, 6/15/38 *	1,209,745
2,795,000	Morgan Stanley Mortgage Loan Trust, 5.96%, 6/25/36 *	2,791,602
560,000	Nomura Asset Acceptance Corp., 6.41%, 5/25/36	566,720
2,625,000	Nomura Asset Acceptance Corp., 6.43%, 8/25/36	2,658,421
1,051,685	Residential Funding Mortgage Securities I, 5.89%, 8/25/36 *	1,059,346
2,400,000	Time Warner, Inc., 7.63%, 4/15/31	2,689,022
1,414,680	Wachovia Bank Commercial Mortgage Trust, 3.00%, 4/15/35	1,383,670
4,995,000	Wachovia Bank Commercial Mortgage Trust, 5.22%, 1/15/41	4,956,486
4,544,444	Wachovia Mortgage Loan Trust, LLC, 5.24%, 5/20/36	4,500,931
4,130,000	Washington Mutual, Inc., 4.68%, 5/25/35	4,039,634
1,125,000	Washington Mutual, Inc., 3.99%, 10/25/33 *	1,099,216
5,320,000	Wells Fargo Mortgage Backed Securities Trust, 5.62%, 5/25/36 *	5,325,308
7,174,078	Wells Fargo Mortgage Backed Securities Trust, 5.61%, 7/25/36 *	7,185,513

	Total Mortgage Backed Securities	343,234,944

U.S. TREASURY OBLIGATIONS (14.7%):
	U.S. Treasury Bonds
17,825,000	7.25%, 8/15/22 (L)	22,360,643
11,800,000	6.00%, 2/15/26 (L)	13,386,557
8,890,000	7.50%, 11/15/16 (L)	10,805,519
	U.S. Treasury Notes
7,565,000	4.25%, 8/15/15 (L)	7,322,686
24,330,000	3.38%, 11/15/08 (L)	23,714,159

	Total U.S. Treasury Obligations	77,589,564

CLOSED END INVESTMENT COMPANIES (1.5%):
358,900	MFS Government Markets Income Trust	2,340,028
223,100	MFS Intermediate Income Trust	1,369,834
148,700	Putnam Master Intermediate Income Trust (L)	954,654
279,900	Putnam Premier Income Trust	1,799,757
72,500	Western Asset/Claymore US Treasury Inflation Protected Securities Fund	827,950
73,600	Western Asset/Claymore US Treasury Inflation Protected Securities Fund 2	851,552

	Total Closed End Investment Companies	8,143,775

CASH EQUIVALENTS (8.4%):
44,519,344	JP Morgan Cash Trade Execution (c)	44,519,344

	Total Cash Equivalents	44,519,344

INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES (12.9%):
1,161,561	Banc of America Securities LLC Repurchase Agreement, 5.20%, 1/2/2007 (Purchased on 12/29/06, proceeds at maturity $1,162,233, collateralized by various government bonds, fair value $1,184,793)	1,161,561
4,998,771	CC USA, Inc. MTN, 5.38%, 1/2/2007 *	4,998,771
3,000,000	CIC New York Yankee CD, 5.34%, 1/2/2007 *	3,000,000
1,000,000	Citigroup Global Markets, Inc. Master Note, 5.36%, 1/2/07 *	1,000,000
See accompanying notes to financial statements.

portfolio of investments (continued)
NEW COVENANT INCOME FUND
December 31, 2006
(Unaudited)

		Value
Principal Amount		(Note 2)

INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES (cont.):
4,000,000	Citigroup Global Markets, Inc. Master Note, 5.38%, 1/2/07 *	$4,000,000
1,000,000	Citigroup, Inc. MTN, 5.41%, 1/2/2007 *	1,000,000
925,557	CWL 2006-14 2A1 ABS, 5.40%, 1/25/2007 *	925,557
2,000,000	Dresdner Bank Repurchase Agreement, 5.36%, 1/2/2007 (Purchased on 12/29/06, proceeds at maturity $2,001,192 collateralized by various corporate bonds, fair value $2,100,000)	2,000,000
3,000,000	Dresdner Bank Repurchase Agreement, 5.36%, 1/2/2007 (Purchased on 12/29/06, proceeds at maturity $3,001,788, collateralized by various corporate bonds, fair value $3,150,000)	3,000,000
2,000,000	Lehman Holdings MTN, 5.43%, 1/2/2007 *	2,000,000
2,000,000	Merrill Lynch Repurchase Agreement, 5.38%, 1/2/2007 (Purchased on 12/29/06, proceeds at maturity $2,001,196, collateralized by various corporate bonds, fair value $2,100,000)	2,000,000
2,000,000	Monumental Global Funding II MTN, 5.47%, 1/2/2007 *	2,000,000
2,000,000	Morgan Stanley Master Note, 5.49%, 1/2/2007 *	2,000,000
35,000,000	Morgan Stanley Repurchase Agreement, 5.36%, 1/2/2007 (Purchased on 12/29/06, proceeds at maturity $35,020,854, collateralized by various corporate bonds, fair value $36,750,000)	35,000,000
1,000,000	Natexis Banques Populaires New York Yankee CD, 5.35%, 1/2/2007 *	1,000,000
2,000,000	Santander US Debt SA Uni MTN, 5.43%, 3/5/2007 *	2,000,000
1,000,000	Wachovia Bank NA Bank Note, 5.45%, 1/2/2007 *	1,000,000

	Total Investments Held as Collateral For Loaned Securities	68,085,889

TOTAL INVESTMENTS — 119.5%
(Cost $629,448,580)(a)		$630,655,367

Liabilities in excess of other assets — (19.5)%		(103,098,009)

NET ASSETS — 100.0%		$527,557,358

(a)	See accompanying notes to financial statements for tax unrealized appreciation (depreciation) of securities.

*	Variable rate security. The interest rate shown reflects the rate in effect as of December 31, 2006.

(b)	Securities purchased on a when-issued or delayed delivery basis.

(c)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued or delayed delivery basis.

(L)	A portion or all of the security is on loan.
MTN Medium Term Note
See accompanying notes to financial statements.

portfolio of investments (continued)
NEW COVENANT BALANCED GROWTH FUND
December 31, 2006
(Unaudited)

Shares or		Value
Principal Amount		(Note 2)

INVESTMENT COMPANIES (98.5%):
5,921,233	New Covenant Growth Fund (b)	$214,526,288
4,773,433	New Covenant Income Fund (b)	118,619,800

	Total Investment Companies	333,146,088

CASH EQUIVALENTS (1.5%):
$5,219,776	JP Morgan Cash Trade Execution	5,219,776

	Total Cash Equivalents	5,219,776

TOTAL INVESTMENTS — 100.0%
(Cost $285,384,389)(a)		$338,365,864
Liabilities in excess of other assets — (0.0)%		(47,395)

NET ASSETS — 100.0%		$338,318,469

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Investment in affiliate in accordance with Section 12(d)(1)(G) of the Investment Company Act of 1940, as amended.
NEW COVENANT BALANCED INCOME FUND
December 31, 2006
(Unaudited)

Shares or		Value
Principal Amount		(Note 2)

INVESTMENT COMPANIES (98.7%):
1,318,792	New Covenant Growth Fund (b)	$47,779,834
2,912,949	New Covenant Income Fund (b)	72,386,793

	Total Investment Companies	120,166,627

CASH EQUIVALENTS (1.3%):
$1,571,955	JP Morgan Cash Trade Execution	1,571,955

	Total Cash Equivalents	1,571,955

TOTAL INVESTMENTS — 100.0%
(Cost $107,020,058)(a)		$121,738,582
Liabilities in excess of other assets — (0.0)%		(15,758)

NET ASSETS — 100.0%		$121,722,824

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Investment in affiliate in accordance with Section 12(d)(1)(G) of the Investment Company Act of 1940, as amended.
See accompanying notes to financial statements.

statements of assets and liabilities
NEW COVENANT FUNDS
December 31, 2006
(Unaudited)

			Balanced	Balanced
	Growth Fund	Income Fund	Growth Fund	Income Fund

ASSETS:
Investments, at value (Cost $793,970,970, $561,362,691, $5,219,776 and $1,571,955, respectively)	$971,776,848	$562,569,478	$5,219,776	$1,571,955
Investments in affiliates, at value (Cost $0, $0, $280,164,613 and $105,448,103, respectively)	—	—	333,146,088	120,166,627
Investments held as collateral for loaned securities (Cost $114,767,506, $68,085,889, $0, and $0, respectively)	114,767,506	68,085,889	—	—

Total Investments	1,086,544,354	630,655,367	338,365,864	121,738,582
Cash	79,047	—	—	—
Foreign currency, at value (Cost $6,851, $0, $0 and $0, respectively)	6,851	—	—	—
Interest and dividends receivable	1,166,775	3,417,397	21,601	8,984
Receivable for investments sold	1,893,006	4,806,398	—	—
Receivable for forward foreign currency contracts	196	—	—	—
Receivable from Advisor	—	—	77,031	26,658
Reclaims receivable	32,242	—	—	—
Prepaid expenses	28,871	21,006	13,773	10,007

Total Assets	1,089,751,342	638,900,168	338,478,269	121,784,231

LIABILITIES:
Payable for investments purchased	1,615,068	38,440,754	—	—
Payable for capital shares redeemed	91,698	614,989	—	—
Payable for forward foreign currency contracts	4,190	—	—	—
Payable for return of collateral received on securities loaned	114,767,506	68,085,889	—	—
Cash overdraft	—	3,776,278	—	—
Accrued expenses and other payables:
Investment advisory	683,114	254,030	—	—
Administration	4,417	2,978	1,735	660
Shareholder service	145,142	74,858	77,994	26,426
Transfer agent	14,942	12,160	26,517	13,358
Accounting	24,007	10,057	6,962	1,969
Chief Compliance Officer	7,954	2,733	2,827	949
Other	141,349	68,084	43,765	18,045

Total Liabilities	117,499,387	111,342,810	159,800	61,407

NET ASSETS	$972,251,955	$527,557,358	$338,318,469	$121,722,824

NET ASSETS consist of:
Paid-in Capital	827,057,867	533,638,196	310,933,611	113,106,692
Undistributed (distributions in excess of) net investment income	(1,082,005)	(1,568)	(385,727)	(167,666)
Accumulated net realized losses from investment and foreign currency transactions	(31,531,855)	(7,286,057)	(25,210,890)	(5,934,726)
Net unrealized appreciation on investment transactions and translation of assets and liabilities denominated in foreign currency	177,807,948	1,206,787	52,981,475	14,718,524

Net Assets	$972,251,955	$527,557,358	$338,318,469	$121,722,824

Shares outstanding	26,836,365	21,226,773	3,879,078	6,091,835
Net asset value, offering and redemption price per share	$36.23	$24.85	$87.22	$19.98
See accompanying notes to financial statements.

statements of operations
NEW COVENANT FUNDS
For the six months ended December 31, 2006
(Unaudited)

			Balanced	Balanced
	Growth Fund	Income Fund	Growth Fund	Income Fund

INVESTMENT INCOME:
Interest	$254,998	$13,759,506	$121,830	$45,059
Dividend	7,940,452	268,646	—	—
Dividend income from affiliates	—	—	3,484,820	1,842,460
Foreign tax withholding	(81,071)	—	—	—
Income from securities lending	257,511	34,704	—	—

Total Income	8,371,890	14,062,856	3,606,650	1,887,519

EXPENSES:
Investment advisory	4,647,924	2,012,704	—	—
Administration	93,890	53,668	32,499	12,407
Shareholder service	853,798	425,219	393,669	151,939
Transfer agent	31,532	30,363	72,110	37,971
Accounting	145,475	83,392	42,380	16,686
Custodian	51,148	4,457	21	25
Chief Compliance Officer	3,965	2,751	1,397	652
Other	178,777	103,155	68,175	30,416

Total expenses before contractual fee reductions	6,006,509	2,715,709	610,251	250,096
Expenses contractually reduced by Advisor	(846,018)	(432,869)	(392,780)	(152,116)
Expenses contractually reduced by Administrator	(68,871)	(39,367)	(23,839)	(9,101)
Expenses paid indirectly	(42,429)	—	—	—

Total Expenses	5,049,191	2,243,473	193,632	88,879

NET INVESTMENT INCOME	3,322,699	11,819,383	3,413,018	1,798,640

REALIZED AND UNREALIZED GAINS/(LOSSES) FROM INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gains/(losses) from investment and foreign currency transactions	25,880,912	(255,053)	(84,678)	49,969
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currency	69,305,543	12,600,431	23,067,948	6,425,968

Net realized/ unrealized gains from investments and foreign currency	95,186,455	12,345,378	22,983,270	6,475,937

Change in net assets resulting from operations	$98,509,154	$24,164,761	$26,396,288	$8,274,577

See accompanying notes to financial statements.

statements of changes in net assets
NEW COVENANT FUNDS

	Growth Fund		Income Fund
	For the six		For the six
	months ended	For the year	months ended	For the year
	December 31,	ended	December 31,	ended
	2006	June 30, 2006	2006	June 30, 2006
	(unaudited)		(unaudited)
OPERATIONS:
Net investment income	$3,322,699	$5,279,004	$11,819,383	$21,712,238
Net realized gains/(losses) from investment and foreign currency transactions	25,880,912	79,446,959	(255,053)	(5,468,313)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currency	69,305,543	2,215,704	12,600,431	(21,045,802)

Change in net assets resulting from operations	98,509,154	86,941,667	24,164,761	(4,801,877)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,974,388)	(5,561,246)	(11,820,951)	(22,526,735)
From net realized gains on investments	—	—	—	(236,126)
Tax return of capital	—	—	—	(7,219)

Change in net assets from distributions to shareholders	(3,974,388)	(5,561,246)	(11,820,951)	(22,770,080)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	24,121,759	46,592,143	21,530,565	77,699,741
Dividends reinvested	305,632	398,185	860,676	1,894,158
Cost of shares redeemed	(52,719,834)	(100,943,787)	(33,536,271)	(52,871,436)

Change in net assets from capital transactions	(28,292,443)	(53,953,459)	(11,145,030)	26,722,463

Change in net assets	66,242,323	27,426,962	1,198,780	(849,494)

NET ASSETS:
Beginning of period	906,009,632	878,582,670	526,358,578	527,208,072

End of period	$972,251,955	$906,009,632	$527,557,358	$526,358,578

SHARE TRANSACTIONS:
Issued	700,478	1,430,614	864,717	3,095,727
Reinvested	8,756	12,377	34,545	76,612
Redeemed	(1,532,194)	(3,151,687)	(1,348,057)	(2,124,522)

Net increase (decrease) from share transactions	(822,960)	(1,708,696)	(448,795)	1,047,817

Undistributed (distributions in excess of) net investment income	$(1,082,005)	$(430,316)	$(1,568)	$—

See accompanying notes to financial statements.

statements of changes in net assets (continued)
NEW COVENANT FUNDS

	Balanced Growth Fund		Balanced Income Fund
	For the six		For the six
	months ended	For the year	months ended	For the year
	December 31,	ended	December 31,	ended
	2006	June 30, 2006	2006	June 30, 2006
	(unaudited)		(unaudited)
OPERATIONS:
Net investment income	$3,413,018	$5,745,091	$1,798,640	$3,392,679
Net realized gains/(losses) from investment transactions	(84,678)	(326,125)	49,969	(139,528)
Net change in unrealized appreciation/depreciation on investments	23,067,948	12,330,244	6,425,968	744,992

Change in net assets resulting from operations	26,396,288	17,749,210	8,274,577	3,998,143

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,798,745)	(5,762,319)	(1,966,644)	(3,400,312)
Tax return of capital	—	(617)	—	—

Change in net assets from distributions to shareholders	(3,798,745)	(5,762,936)	(1,966,644)	(3,400,312)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	14,576,536	33,824,396	2,181,759	13,534,324
Dividends reinvested	2,872,030	4,321,801	1,207,515	2,072,777
Cost of shares redeemed	(13,804,694)	(43,579,142)	(10,486,729)	(18,501,980)

Change in net assets from capital transactions	3,643,872	(5,432,945)	(7,097,455)	(2,894,879)

Change in net assets	26,241,415	6,553,329	(789,522)	(2,297,048)

NET ASSETS:
Beginning of period	312,077,054	305,523,725	122,512,346	124,809,394

End of period	$338,318,469	$312,077,054	$121,722,824	$122,512,346

SHARE TRANSACTIONS:
Issued	170,669	414,257	111,454	702,194
Reinvested	33,484	53,383	60,995	108,749
Redeemed	(163,707)	(535,931)	(533,608)	(960,940)

Net increase (decrease) from share transactions	40,446	(68,291)	(361,159)	(149,997)

Undistributed (distributions in excess of) net investment income	$(385,727)	$—	$(167,666)	$338

See accompanying notes to financial statements.

financial highlights
NEW COVENANT FUNDS
For a Share outstanding throughout each period.

	Growth Fund
	For the six
	months	For the year	For the year	For the year	For the year	For the year
	ended	ended	ended	ended	ended	ended
	December	June 30,	June 30,	June 30,	June 30,	June 30,
	31, 2006	2006	2005	2004	2003	2002
	(unaudited)
Net Asset Value, Beginning of Period	$32.76	$29.92	$28.07	$23.51	$24.13	$29.26

INVESTMENT ACTIVITIES:
Net investment income	0.13	0.18	0.21	0.07	0.10	0.04
Net realized and unrealized gains/(losses) from investment and foreign currency transactions	3.49	2.86	1.85	4.58	(0.63)	(5.11)

Total from Investment Activities	3.62	3.04	2.06	4.65	(0.53)	(5.07)

DIVIDENDS:
Net investment income	(0.15)	(0.20)	(0.21)	(0.09)	(0.09)	(0.01)
Tax return of capital	—	—	—	—	—	(0.05)

Total Dividends	(0.15)	(0.20)	(0.21)	(0.09)	(0.09)	(0.06)

Change in net asset value per share	3.47	2.84	1.85	4.56	(0.62)	(5.13)

Net Asset Value, End of Period	$36.23	$32.76	$29.92	$28.07	$23.51	$24.13

Total Return	11.06%	10.17%	7.38%	19.81%	(2.17)%	(17.34)%

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (in 000’s)	$972,252	$906,010	$878,583	$834,575	$708,885	$695,622
Ratio of expenses to average net assets	1.08%	1.07%	1.11%	1.13%	1.13%	1.11%
Ratio of net investment income to average net assets	0.71%	0.58%	0.75%	0.32%	0.47%	0.15%
Ratio of expenses to average net assets (a)	1.28%	1.28%	1.36%	1.39%	1.13%	1.11%
Portfolio turnover rate	26%	51%	76%	94%	63%	79%

(a)	Ratios excluding waivers and expenses paid indirectly.
See accompanying notes to financial statements.

financial highlights (continued)
NEW COVENANT FUNDS
For a Share outstanding throughout each period.

	Income Fund
	For the six
	months	For the year	For the year	For the year	For the year	For the year
	ended	ended	ended	ended	ended	ended
	December	June 30,	June 30,	June 30,	June 30,	June 30,
	31, 2006	2006	2005	2004	2003	2002
	(unaudited)
Net Asset Value, Beginning of Period	$24.28	$25.56	$25.17	$26.62	$25.54	$24.83

INVESTMENT ACTIVITIES:
Net investment income	0.56	1.00	0.94	0.96	1.00	1.21
Net realized and unrealized gains/(losses) from investments	0.57	(1.23)	0.55	(0.96)	1.42	0.73

Total from Investment Activities	1.13	(0.23)	1.49	—	2.42	1.94

DIVIDENDS:
Net investment income	(0.56)	(1.04)	(1.04)	(0.90)	(1.06)	(1.23)
Net realized gains	—	(0.01)	(0.06)	(0.44)	(0.28)	—
Tax return of capital	—	— *	—	(0.11)	—	—

Total Dividends	(0.56)	(1.05)	(1.10)	(1.45)	(1.34)	(1.23)

Change in net asset value per share	0.57	(1.28)	0.39	(1.45)	1.08	0.71

Net Asset Value, End of Period	$24.85	$24.28	$25.56	$25.17	$26.62	$25.54

Total Return	4.64%	(0.90)%	6.02%	0.00%	9.63%	7.97%

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (in 000’s)	$527,557	$526,359	$527,208	$524,025	$525,734	$545,356
Ratio of expenses to average net assets	0.84%	0.84%	0.86%	0.86%	0.85%	0.84%
Ratio of net investment income to average net assets	4.40%	4.04%	3.68%	3.70%	3.79%	4.72%
Ratio of expenses to average net assets (a)	1.01%	1.01%	1.08%	1.11%	0.85%	0.84%
Portfolio turnover rate	96%	263%	206%	242%	226%	290%

*	Less than $0.005.

(a)	Ratios excluding waivers and expenses paid indirectly.
See accompanying notes to financial statements.

financial highlights (continued)
NEW COVENANT FUNDS
For a Share outstanding throughout each period.

	Balanced Growth Fund
	For the six
	months	For the year	For the year	For the year	For the year	For the year
	ended	ended	ended	ended	ended	ended
	December	June 30,	June 30,	June 30,	June 30,	June 30,
	31, 2006	2006	2005	2004	2003	2002
	(unaudited)
Net Asset Value, Beginning of Period	$81.30	$78.20	$74.65	$67.88	$67.25	$81.92

INVESTMENT ACTIVITIES:
Net investment income (a)	0.89	1.52	1.41	1.34	1.27	1.52
Net realized and unrealized gains/(losses) from investments (a)	6.02	3.10	3.54	6.73	0.71	(7.44)

Total from Investment Activities	6.91	4.62	4.95	8.07	1.98	(5.92)

DIVIDENDS:
Net investment income	(0.99)	(1.52)	(1.40)	(1.23)	(1.27)	(1.34)
Net realized gains	—	—	—	—	(0.08)	(7.00)
Tax return of capital	—	— *	—	(0.07)	—	(0.41)

Total Dividends	(0.99)	(1.52)	(1.40)	(1.30)	(1.35)	(8.75)

Change in net asset value per share	5.92	3.10	3.55	6.77	0.63	(14.67)

Net Asset Value, End of Period	$87.22	$81.30	$78.20	$74.65	$67.88	$67.25

Total Return	8.52%	5.93%	6.68%	11.95%	3.10%	(7.79)%

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (in 000’s)	$338,318	$312,077	$305,524	$302,446	$272,467	$286,314
Ratio of expenses to average net assets	0.12%	0.12%	0.14%	0.15%	0.14%	0.11%
Ratio of net investment income to average net assets	2.10%	1.85%	1.83%	1.52%	1.96%	2.02%
Ratio of expenses to average net assets (b)	0.38%	0.38%	0.22%	0.15%	0.14%	0.11%
Portfolio turnover rate	2%	10%	5%	12%	15%	18%

*	Less than $0.005.

(a)	Includes income or gains/(losses) from affiliates.

(b)	Ratios excluding waivers.
See accompanying notes to financial statements.

financial highlights (continued)
NEW COVENANT FUNDS
For a Share outstanding throughout each period.

	Balanced Income Fund
	For the six
	months	For the year	For the year	For the year	For the year	For the year
	ended	ended	ended	ended	ended	ended
	December	June 30,	June 30,	June 30,	June 30,	June 30,
	31, 2006	2006	2005	2004	2003	2002
	(unaudited)
Net Asset Value, Beginning of Period	$18.99	$18.90	$18.24	$17.52	$17.10	$18.88

INVESTMENT ACTIVITIES:
Net investment income (a)	0.29	0.52	0.48	0.53	0.52	0.57
Net realized and unrealized gains/(losses) from investments (a)	1.02	0.09	0.66	0.70	0.47	(0.84)

Total from Investment Activities	1.31	0.61	1.14	1.23	0.99	(0.27)

DIVIDENDS:
Net investment income	(0.32)	(0.52)	(0.48)	(0.48)	(0.52)	(0.54)
Net realized gains	—	—	—	—	(0.05)	(0.94)
Tax return of capital	—	—	—	(0.03)	—	(0.03)

Total Dividends	(0.32)	(0.52)	(0.48)	(0.51)	(0.57)	(1.51)

Change in net asset value per share	0.99	0.09	0.66	0.72	0.42	(1.78)

Net Asset Value, End of Period	$19.98	$18.99	$18.90	$18.24	$17.52	$17.10

Total Return	6.91%	3.26%	6.32%	7.07%	6.00%	(1.55)%

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (in 000’s)	$121,723	$122,512	$124,809	$124,915	$122,576	$114,013
Ratio of expenses to average net assets	0.14%	0.15%	0.17%	0.18%	0.16%	0.14%
Ratio of net investment income to average net assets	2.90%	2.71%	2.58%	2.34%	3.08%	3.13%
Ratio of expenses to average net assets (b)	0.40%	0.41%	0.25%	0.18%	0.16%	0.14%
Portfolio turnover rate	2%	13%	6%	12%	18%	11%

(a)	Includes income or gains/(losses) from affiliates.

(b)	Ratios excluding waivers.
See accompanying notes to financial statements.

notes to financial statements
NEW COVENANT FUNDS
December 31, 2006
(Unaudited)
1. Organization
New Covenant Funds (the “Trust”), an open-end, diversified management investment company, was organized as a Delaware business trust on September 30, 1998. It currently consists of four investment funds: New Covenant Growth Fund (“Growth Fund”), New Covenant Income Fund (“Income Fund”), New Covenant Balanced Growth Fund (“Balanced Growth”), and New Covenant Balanced Income Fund (“Balanced Income”), (individually, a “Fund,” and collectively, the “Funds”). The Funds commenced operations on July 1, 1999. The Trust’s authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. The Funds’ investment advisor is the NCF Investment Department of New Covenant Trust Company, N.A., a wholly owned subsidiary of the Presbyterian Church (U.S.A.) Foundation (the “Advisor”).
The objectives of the Funds are as follows:

Growth Fund	Long-term capital appreciation. Dividend income, if any, will be incidental.

Income Fund	High level of current income with preservation of capital.

Balanced Growth Fund	Capital appreciation with less risk than would be present in a portfolio of only common stocks.

Balanced Income Fund	Current income and long-term growth of capital.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Funds expect the risk of loss to be remote.
2. Significant Accounting Policies
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with GAAP.
Portfolio Valuation: Fund investments are recorded at market value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price as of the close of trading. Equity securities traded on NASDAQ use the official closing price. Equity securities which are traded in the over-the-counter market only, but which are not included on NASDAQ, are valued at the mean between the last preceding bid and ask prices. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value. All other securities and securities with no readily determinable market values are valued using procedures adopted by the Board of Trustees. Factors used in determining fair value include but are not limited to: type of security or asset, fundamental analytical data relating to the investment in the security, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.
Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange (“NYSE”). Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not be reflected in the security’s market value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Board of Trustees. All securities and other assets of a Fund initially expressed in foreign currencies will be converted to U.S. dollar values at the foreign exchange rate every business day, generally at 4:00 PM EST.
Securities Transactions and Investment Income: During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Securities sold are determined on a specific identification basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount for both financial reporting and tax purposes. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

notes to financial statements (continued)
NEW COVENANT FUNDS
December 31, 2006
(Unaudited)
Options: The Income Fund may purchase or write options which are traded over-the-counter to hedge fluctuation risks in the prices of certain securities. When the Fund writes a call or put option, an amount equal to the premium received is reflected as a liability. The liability is subsequently “marked-to-market” to reflect the current market value of the option written. The premium paid by the Fund for the purchase of a call or put option is recorded as an investment and subsequently “marked-to-market” to reflect the current market value of the option purchased. The Fund is subject to the risk of an imperfect correlation between movement in the price of the option and the price of the underlying security. Risks may also arise due to illiquid secondary markets for the options. There were no options outstanding at December 31, 2006.
Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuation and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.
The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. federal income tax purposes.
Forward Foreign Currency Contracts: The Growth Fund may enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time foreign forward contracts are extinguished.
Loans of Portfolio Securities: The Growth Fund and the Income Fund may lend their securities pursuant to a securities lending agreement (“Lending Agreement”) with JPMorgan Chase Bank, N.A. (“JPMorgan”). Security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral valued at least 102% of the market value of the securities loaned. Cash collateral received is invested by JPMorgan pursuant to the terms of the Lending Agreement. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. To the extent a loan is secured by noncash collateral, the borrower is required to pay a loan premium. Non-cash collateral received cannot be sold or repledged. Net income earned on the investment of cash collateral and loan premiums received on non-cash collateral are allocated between JPMorgan and the Funds in accordance with the Lending Agreement. Income allocated to the Funds is included in investment income in the respective Statements of Operations.
At December 31, 2006, the cash collateral received by the Growth Fund and the Income Fund was invested in repurchase agreements and other short-term securities. Information on the investment of cash collateral is shown in the Portfolio of Investments. The Growth Fund and the Income Fund receive payments from borrowers equivalent to the dividends and interest that would have been earned on the securities lent while simultaneously seeking to earn income on the investment cash collateral, a portion of which is retained by the Advisor. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. However, loans will be made only to borrowers deemed by the Advisor to be creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.
The value of the loaned securities and related collateral at December 31, 2006, was as follows:

	Value of	Value of	Value of
Fund	Securities loaned	Cash Collateral	Non-Cash Collateral

Growth Fund	$110,746,077	$114,767,506	$—
Income Fund	72,495,615	68,085,889	5,886,277

Repurchase Agreements: The Funds may enter into repurchase agreements which are secured by obligations of the U.S. government with a bank, broker-dealer or other financial institution. Each repurchase agreement is at least 102% collateralized and marked-to-market. However, in the event of default or bankruptcy by the counterparty to the repurchase agreement, realization of the collateral may by subject to certain costs, losses or delays.

notes to financial statements (continued)
NEW COVENANT FUNDS
December 31, 2006
(Unaudited)
Forward Commitments, When-Issued Securities and Delayed-Delivery Transactions: The Growth Fund and the Income Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Debt securities are often issued on that basis. No income will accrue on securities purchased on a when-issued or delayed-delivery basis until the securities are delivered. Securities purchased or sold on a when-issued, delayed-delivery of forward-commitment basis involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Although the Funds would generally purchase securities on a when-issued, delayeddelivery or a forward-commitment basis with the intention of acquiring the securities, the Funds may dispose of such securities prior to settlement if the portfolio manager deems it appropriate to do so.
The Funds may dispose of or renegotiate a when-issued or forward commitment. The Funds will normally realize a capital gain or loss in connection with these transactions. For purposes of determining the Income Fund’s average dollar-weighted maturity, the maturity of when-issued or forward-commitment securities will be calculated from the commitment date.
When the Funds purchase securities on a when-issued, delayed-delivery or forward-commitment basis, the Funds will maintain cash, U.S. government securities or other liquid portfolio securities having a value (determined daily) at least equal to the amount of the Funds’ purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Funds will maintain sufficient assets at all times to cover their obligations under when-issued purchases, forward-commitments and delayed-delivery transactions.
As of December 31, 2006, the Funds had outstanding when-issued or delayed-delivery purchase commitments with corresponding assets segregated, as follows:

Fund	Amount

Income Fund	$44,519,344

Dividends and Distributions to Shareholders: Dividends from net investment income of all Funds are declared and paid at least annually. For all Funds, all net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually. Interest and dividend payments will normally be distributed as income dividends on a quarterly basis for each of the Funds.
Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by a Fund, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Fund.
These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent that distributions exceed net investment income and net realized gains for tax purposes, they are reported as returns of capital.
Federal Income Taxes: It is each Fund’s intention to continue to qualify annually as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for federal income tax has been made.
On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required no later than the last business day on the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact to the financial statements.
Allocation of Expenses: Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based upon relative net assets or some other reasonable method.
Expenses Paid Indirectly: The Growth Fund directs certain portfolio trades to brokers who rebate a portion of their commissions in cash to the Fund. The recaptured commissions are used to pay expenses of the Fund, including, but not limited to, notes to financial statements (continued)
NEW COVENANT FUNDS
December 31, 2006
(Unaudited)
administration fees, custody fees, audit fees and printing fees, as directed by the Trust. Under this arrangement, the Growth Fund had expenses reduced by $42,429, or 0.01%, as a percentage of the average daily net assets of the Fund on an annualized basis for the period ended December 31, 2006.
3. Investment Advisory and Other Agreements
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with the NCF Investment Department of New Covenant Trust Company, N.A. (the “Advisor”). Under the Agreement, the Advisor is responsible for managing the Funds’ investments as well as furnishing the Funds with certain administrative services. The Growth Fund pays the Advisor a monthly fee at the annual rate of 0.99% of the Growth Fund’s average daily net assets and the Income Fund pays the Advisor a monthly fee at the annual rate of 0.75% of the Income Fund’s average daily net assets. The Advisor does not receive advisory fees for the Balanced Growth and Balanced Income Funds (the “Balanced Funds”). The Advisor has entered into Sub-Advisory Agreements with six Sub-Advisors to assist in the selection and management of the Growth Fund’s and Income Fund’s investment securities. It is the responsibility of the Sub-Advisors, under the direction of the Advisor, to make day-to-day investment decisions for these Funds. The Advisor, not the Funds, pays each Sub-Advisor a quarterly fee for their services. The Advisor pays the Sub-Advisor’s fee directly from its own advisory fees. The sub-advisory fees are based on the assets of a Fund for which the Sub-Advisor is responsible for making investment decisions.
The following are the Sub-Advisors for the Growth Fund: Capital Guardian Trust Company, Mazama Capital Management Inc., Santa Barbara Asset Management Inc., Sound Shore Management Inc., and Wellington Management Company, LLP.
Tattersall Advisory Group is the Sub-Advisor for the Income Fund.
The Trust employs a Chief Compliance Officer (“CCO”) who receives a portion of his compensation as approved by the Board of Trustees, as well as reimbursement of out-of-pocket expenses. The CCO is also an employee of the Advisor.
The Trust is a party to a Shareholder Services Agreement pursuant to which each Fund is authorized to make payments to certain entities which may include investment advisors, banks, trust companies and other types of organizations (“Authorized Service Providers”) for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Provider for its clients or other parties with whom they have a servicing relationship. Under the terms of the Shareholder Services Agreement, each Fund is authorized to pay monthly an Authorized Service Provider (which may include affiliates of the Funds) a shareholder services fee at the rate of 0.25% on an annual basis of the average daily net assets of the shares of the Fund attributable to or held in the name of the Authorized Service Provider for providing certain administrative services to Fund shareholders with whom the Authorized Service Provider has a servicing relationship. In connection with the Shareholder Services Agreement, the Advisor has agreed to waive the amount of the investment advisory fees payable to it by any Fund to the extent of the amount paid in fees by a Fund to any affiliated Authorized Service Provider under the Shareholder Services Agreement.
The Trust has entered into servicing agreements with BISYS Fund Services Ohio, Inc. (“BISYS Ohio”), an indirect, wholly owned subsidiary of The BISYS Group, Inc. (“BISYS”). Under the servicing agreements, BISYS Ohio provides transfer agency, administrative and fund accounting services to the Funds. Under the terms of the Transfer Agency Agreement, BISYS Ohio is entitled to account based fees and annual fund level fees, as well as reimbursement of out-of-pocket expenses incurred in providing transfer agency services. Under the Fund Accounting Agreement, BISYS Ohio is entitled to a fee computed at an annual rate of 0.03% of the Trust’s average daily net assets for the first $500,000,000, 0.0225% for $500,000,001 to $5,000,000,000, and 0.01% over $5,000,000,000. Under the Administration Agreement, BISYS is entitled to a fee computed at an annual rate of 0.02% of the Trust’s average daily net assets. However, as a result of an April 22, 2005 amendment to the Administration Agreement, BISYS Ohio annually waives $280,000.
The Trust issues shares of the Funds pursuant to a Distribution Agreement with New Covenant Funds Distributor, Inc. (the “Distributor”), a wholly-owned subsidiary of New Covenant Trust Company, N.A., a subsidiary of the Presbyterian Church (U.S.A.) Foundation, under which the Distributor serves as the principal distributor of the Funds’ shares. The Funds do not pay the Distributor in its capacity as principal distributor.
The Trust has a Custodian Agreement with JPMorgan.
No officer, trustee or employee of the Trust, BISYS, or any affiliate thereof, except the CCO, receives any compensation from the Funds for serving as a Trustee or officer of the Trust. The Funds reimburse expenses incurred by the Trustees and Officers in attending Board and Committee meetings.

notes to financial statements (continued)
NEW COVENANT FUNDS
December 31, 2006
(Unaudited)
4. Purchases and Sales of Securities
The cost of purchases and proceeds from sales of securities, excluding short-term U.S. government and other short-term investments, for the six months ended December 31, 2006, were as follows:

	Purchases	Sales
	(excluding U.S.	(excluding U.S.	Purchases of U.S.	Sales of U.S.
Fund	Government)	Government)	Government	Government

Growth Fund	$240,895,098	$266,605,411	$—	$—
Income Fund	66,387,316	73,733,838	434,939,780	464,494,295
Balanced Growth Fund	10,210,957	7,618,068	—	—
Balanced Income Fund	2,179,228	9,381,387	—	—

5. Risk Factors
The performance of a Fund’s investments in non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and currency exchange rates. These risks are present because of uncertainty in future exchange rates back into U.S. dollars and possible political instability, which could affect foreign financial markets and local economies. There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.
The Funds will not invest more than 15% of the value of their net assets in securities that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days and securities that are not registered under the Securities Act of 1933, as amended, but that may be purchased by institutional buyers pursuant to Rule 144A are subject to this 15% limit (unless such securities are variable-amount master-demand notes with maturities of nine months or less or unless the Board determines that a liquid trading market exists). The Funds may purchase securities which are not registered under the Securities Act but which can be sold to “qualified institutional buyers” in accordance with Rule 144A under the Securities Act. In some cases, such securities are classified as “illiquid securities”; however, any such security will not be considered illiquid so long as it is determined by the Advisor, under guidelines approved by the Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.
The Income Fund may invest a limited amount of assets in debt securities which are rated below investment grade (hereinafter referred to as “lower-rated securities”) or which are unrated but deemed equivalent to those rated below investment grade by the portfolio managers. The lower the ratings of such debt securities, the greater their risks. These debt instruments generally offer a higher current yield than that available from higher-grade issues, and typically involve greater risks. The yields on lowerrated securities will fluctuate over time. In general, prices of all bonds rise when interest rates fall and fall when interest rates rise. Lower-rated securities are subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest, and increase the possibility of default.
The Balanced Funds invest their assets primarily in the Growth Fund and the Income Fund. By investing primarily in shares of these Funds, shareholders of the Balanced Funds indirectly pay a portion of the operating expenses, management expenses and brokerage costs of the underlying Funds as well as their own operating expenses. Thus, shareholders of the Balanced Funds may indirectly pay slightly higher total operating expenses and other costs than they would pay by directly owning shares of the Growth Fund and Income Fund. Total fees and expenses to be borne by investors in either Balanced Fund will depend on the portion of the Funds’ assets invested in the Growth Fund and in the Income Fund. A change in the asset allocation of either Balanced Fund could increase or reduce the fees and expenses actually borne by investors in that Fund. The Balanced Funds are also subject to rebalancing risk. Rebalancing activities, while undertaken to maintain a Fund’s investment risk-to-reward ratio, may cause the Fund to underperform other funds with similar investment objectives. For the Balanced Growth Fund, it is possible after rebalancing from equities into a greater percentage of fixed-income securities, that equities will outperform fixed-income investments. For the Balanced Income Fund, it is possible that after rebalancing from fixed-income securities into a greater percentage of equity securities, that fixed-income securities will outperform equity investments. The performance of the Balanced Growth Fund and the Balanced Income Fund depends on the performance of the underlying Funds in which they invest.

notes to financial statements (continued)
NEW COVENANT FUNDS
December 31, 2006
(Unaudited)
6. Federal Income Taxes
As of June 30, 2006, the Funds had available for federal tax purposes unused capital loss carryforwards expiring as follows:

	2011	2012	2013	2014	Total
Growth Fund	$35,331,694	$14,207,521	$—	$—	$49,539,215
Income Fund	—	—	—	1,591,357	1,591,357
Balanced Growth Fund	—	1,737,647	6,966,124	2,286,304	10,990,075
Balanced Income Fund	—	2,825,156	792,155	—	3,617,311

Under tax law, certain capital and foreign currency losses realized after October 31, and within the taxable year may be deferred and treated as occurring on the first business day of the following fiscal year. For the tax year ended June 30, 2006, the Funds deferred to July 1, 2006, post-October capital losses of:

Post-October losses
Growth Fund	$9,013
Income Fund	5,150,428
At December 31, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)

Growth Fund	$918,088,517	$181,451,705	$(12,995,868)	$168,455,837
Income Fund	630,045,740	4,143,863	(3,534,236)	1,609,627
Balanced Growth Fund	299,647,115	39,394,932	(676,183)	38,718,749
Balanced Income Fund	109,361,865	12,884,560	(507,843)	12,376,717

supplemental data (unaudited)

NEW COVENANT FUNDS
December 31, 2006
(Unaudited)
Proxy Voting Policy and Proxy Voting Record
A description of the policies and procedures that the Trust uses to determine how to vote proxies related to portfolio securities and information regarding how the Funds voted proxies related to portfolio securities held during the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 800-858-6127; (ii) on the Funds’ website at www. NewCovenantFunds.com; and (iii) on the Securities and Exchange Commission’s website at http://www.sec.gov.
Quarterly Holdings
Portfolio holdings statements for the Funds for the quarters ended March 31 and September 30, are available, without charge, on the Securities and Exchange Commission’s website at http://www.sec.gov.
Additional Fund Information — Hypothetical Cost of Investing
As a shareholder of the New Covenant Funds, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the New Covenant Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 through December 31, 2006.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	7/1/06	12/31/06	7/1/06 - 12/31/06	7/1/06 - 12/31/06

Growth Fund	$1,000.00	$1,110.60	$5.75	1.08%
Income Fund	1,000.00	1,046.40	4.33	0.84%
Balanced Growth Fund	1,000.00	1,085.20	0.63	0.12%
Balanced Income Fund	1,000.00	1,069.10	0.73	0.14%

Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on each of the New Covenant Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	7/1/06	12/31/06	7/1/06 - 12/31/06	7/1/06 - 12/31/06

Growth Fund	$1,000.00	$1,019.76	$5.50	1.08%
Income Fund	1,000.00	1,020.97	4.28	0.84%
Balanced Growth Fund	1,000.00	1,024.60	0.61	0.12%
Balanced Income Fund	1,000.00	1,024.50	0.71	0.14%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

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This report is authorized for distribution only if preceded or accompanied by a current prospectus. Shares of New Covenant Funds are distributed by
New Covenant Funds Distributor, Inc., 200 East Twelfth Street, Jeffersonville, IN 47130

NEW COVENANT
FUNDS

200 E. Twelfth Street
Jeffersonville, IN 47130

FIRST STD
U.S. POSTAGE
PAID
ADDISON, IL
PERMIT NO. 2000

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Not applicable.
(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)    New Covenant Funds

By (Signature and Title)*	/s/ Martin R. Dean

Martin R. Dean, Treasurer
Date    February 26, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert E. Leech

Robert E. Leech, President
Date    February 26, 2007

By (Signature and Title)*	/s/ Martin R. Dean

Martin R. Dean, Treasurer
Date    February 26, 2007

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